NATIONWIDE PROVIDENT VLI

SEPARATE

ACCOUNT A

Annual Report

To

Policyholders

December 31, 2023

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account A (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)1

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	7,672	$223,017	$226,337	$-	$226,337	$6	$226,331
ALVSVA	16,851	305,481	298,430	-	298,430	11	298,419
AASCO	175,049	4,137,051	2,893,560	-	2,893,560	8	2,893,552
SVDF	13,164	393,898	269,339	4	269,343	-	269,343
SVOF	3,484	86,494	90,560	-	90,560	5	90,555
WFVSCG	9,031	86,730	70,982	1	70,983	-	70,983
ACVI	23,329	266,894	246,823	-	246,823	1	246,822
ACVIG	32,461	270,185	248,974	-	248,974	3	248,971
ACVIP2	15,906	167,292	149,038	-	149,038	-	149,038
ACVMV1	22,046	444,130	428,579	-	428,579	-	428,579
ACVU1	6,505	162,855	166,858	-	166,858	2	166,856
MLVGA2	8,330	147,984	134,952	-	134,952	3	134,949
DSC	1,753	71,764	73,490	-	73,490	-	73,490
DSIF	33,542	1,940,438	2,317,057	-	2,317,057	1	2,317,056
DVSCS	107,767	1,897,180	2,002,310	-	2,002,310	11	2,002,299
FQB	11,338	121,272	114,964	-	114,964	3	114,961
FVU2	5,441	54,113	49,080	-	49,080	1	49,079
FAMP	83,475	1,286,991	1,305,549	4	1,305,553	-	1,305,553
FCP	1	44	47	-	47	47	-
FEIP	242,263	5,424,832	6,020,232	-	6,020,232	14	6,020,218
FEIS	21,655	496,255	533,799	-	533,799	1	533,798
FF30S	4,547	62,514	69,612	1	69,613	-	69,613
FGP	172,739	13,920,315	16,081,991	-	16,081,991	14	16,081,977
FGS	8,969	719,319	828,337	-	828,337	1	828,336
FHIP	260,304	1,193,553	1,197,399	-	1,197,399	21	1,197,378
FIGBP	181,758	2,316,927	2,030,234	-	2,030,234	5	2,030,229
FIGBS	4,834	60,371	53,223	-	53,223	3	53,220
FMCS	57,721	1,938,563	2,072,745	-	2,072,745	15	2,072,730
FNRS2	7,525	148,270	185,044	-	185,044	2	185,042
FOP	105,085	2,208,815	2,713,293	-	2,713,293	10	2,713,283
FOS	12,881	285,718	330,781	-	330,781	2	330,779
FVSS	18,570	254,189	306,040	2	306,042	-	306,042
FTVDM2	47,736	359,816	392,869	-	392,869	1	392,868
FTVFA2	132	740	645	-	645	1	644
FTVGI2	33,181	403,787	426,044	-	426,044	1	426,043
FTVSVI	58,304	840,039	825,583	-	825,583	10	825,573
TIF	4,481	61,079	65,281	-	65,281	2	65,279
ACEG	2,208	134,497	130,178	-	130,178	1	130,177
MSVMV	602	9,843	8,412	-	8,412	3	8,409
OVAG	1,644	142,368	103,245	-	103,245	-	103,245
OVGS	39,979	1,529,153	1,461,627	-	1,461,627	1	1,461,626
OVSB	10,559	49,093	45,298	-	45,298	1	45,297
OVSC	8,212	197,756	220,979	-	220,979	2	220,977
WRASP	15,648	146,957	137,075	-	137,075	1	137,074
JABS	11,180	478,861	537,201	-	537,201	3	537,198
JACAS	15,680	688,967	666,263	1	666,264	-	666,264
JAGTS	46,367	575,917	744,654	6	744,660	-	744,660
JAIGS	19,707	623,134	789,842	-	789,842	3	789,839
MV2IGI	5,537	115,722	125,300	-	125,300	1	125,299
MVFIC	86,608	1,814,466	1,842,148	2	1,842,150	-	1,842,150
MSEM	4,569	33,984	25,128	-	25,128	3	25,125
MSVRE	2,111	29,901	30,687	1	30,688	-	30,688
EIF4	82,625	1,520,886	1,612,017	-	1,612,017	7	1,612,010

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GBF	4,657	48,789	44,098	-	44,098	-	44,098
GBF4	47,828	455,490	452,450	-	452,450	2	452,448
GEM	17,590	244,524	184,339	-	184,339	3	184,336
GIG	40,946	406,614	440,174	7	440,181	-	440,181
GVAAA2	4,700	118,704	119,470	-	119,470	-	119,470
GVABD2	825	9,863	9,001	-	9,001	1	9,000
GVAGG2	4,170	134,500	146,490	-	146,490	-	146,490
GVAGI2	1,030	65,100	64,753	-	64,753	3	64,750
GVAGR2	2,207	231,918	238,892	-	238,892	1	238,891
GVDMA	190,226	1,995,283	1,731,060	-	1,731,060	8	1,731,052
GVDMC	5,026	50,447	46,244	-	46,244	1	46,243
GVEX4	2,457,741	24,964,191	22,758,683	9	22,758,692	-	22,758,692
GVIDA	41,596	468,768	424,696	-	424,696	6	424,690
GVIDC	14,464	142,648	136,250	-	136,250	2	136,248
GVIDM	216,958	2,183,051	1,876,690	-	1,876,690	7	1,876,683
HIBF	31,437	200,513	182,020	-	182,020	3	182,017
MCIF	26,530	511,112	499,823	-	499,823	-	499,823
MSBF	48,877	440,528	408,614	-	408,614	-	408,614
NVAMV1	33,226	498,571	557,866	7	557,873	-	557,873
NVAMVX	18,589	327,530	311,546	-	311,546	3	311,543
NVCBD1	6,021	55,427	55,089	-	55,089	1	55,088
NVCCA1	13,451	137,675	144,598	-	144,598	1	144,597
NVCCN1	7,935	83,144	82,684	-	82,684	1	82,683
NVCMD1	14,911	157,528	164,620	-	164,620	-	164,620
NVCRA1	1,304	13,146	16,157	-	16,157	1	16,156
NVCRB1	14,130	155,757	158,534	-	158,534	1	158,533
NVIE6	2,759	25,650	29,304	-	29,304	1	29,303
NVLCP1	7,866	75,177	77,720	-	77,720	4	77,716
NVMIG1	64,204	631,186	498,863	-	498,863	2	498,861
NVMIVX	81,725	821,169	957,817	-	957,817	3	957,814
NVMLG1	149,383	1,247,614	1,269,755	-	1,269,755	5	1,269,750
NVMMG1	458,648	4,154,027	2,875,725	-	2,875,725	2	2,875,723
NVMMV2	68,186	585,360	527,076	-	527,076	1	527,075
NVNMO1	15,924	177,004	200,482	-	200,482	1	200,481
NVNSR2	9,658	124,691	116,183	-	116,183	2	116,181
NVOLG1	857,418	15,745,852	18,091,518	-	18,091,518	16	18,091,502
NVRE1	164,203	1,184,773	1,210,175	-	1,210,175	4	1,210,171
NVSTB2	32,515	313,369	312,466	-	312,466	-	312,466
NVTIV3	280	2,697	3,312	-	3,312	-	3,312
SAM4	3,955,730	3,955,730	3,955,730	-	3,955,730	37	3,955,693
SCF4	119,249	2,087,083	2,167,948	-	2,167,948	7	2,167,941
SCGF	15,010	225,653	205,939	-	205,939	5	205,934
SCVF4	148,557	1,396,002	1,399,405	-	1,399,405	3	1,399,402
TRF4	53,373	1,079,919	1,130,433	-	1,130,433	9	1,130,424
AMCG	371	10,869	9,885	-	9,885	6	9,879
AMMCGS	2,056	53,746	47,134	-	47,134	-	47,134
AMSRS	30,398	803,696	1,013,789	-	1,013,789	8	1,013,781
AMTB	29,591	304,320	285,260	-	285,260	4	285,256
PMVFBA	56	419	421	-	421	1	420
PMVLDA	70,085	661,032	672,817	-	672,817	20	672,797
PVEIB	5,308	129,950	152,962	-	152,962	2	152,960
PVGOB	14,704	161,578	198,205	-	198,205	-	198,205
PVTIGB	2,942	39,313	44,919	-	44,919	2	44,917

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
TRHS2	4,549	246,072	235,884	-	235,884	2	235,882
VWBF	56,658	424,566	431,735	-	431,735	7	431,728
VWEM	121,315	1,322,913	1,117,310	-	1,117,310	2	1,117,308
VWHA	14,835	329,797	394,460	-	394,460	10	394,450
VVEI	22,675	494,112	542,161	-	542,161	2	542,159
VVHGB	8,040	94,964	85,464	-	85,464	1	85,463
VVHYB	29,110	222,965	214,542	-	214,542	-	214,542
VVMCI	38,952	839,683	932,116	-	932,116	1	932,115

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVGIA	ALVSVA	AASCO	SVDF	SVOF	WFVSCG	ACVI	ACVIG
Reinvested dividends	$3,174	2,944	-	-	-	-	3,659	3,621
Mortality and expense risk charges (note 3)	(1,527)	(1,921)	(19,245)	(1,649)	(542)	(531)	(1,758)	(1,687)

Net investment income (loss)	1,647	1,023	(19,245)	(1,649)	(542)	(531)	1,901	1,934

Realized gain (loss) on investments	(1,605)	(1,995)	(124,166)	(45,246)	710	(6,900)	370	(6,530)
Change in unrealized gain (loss) on investments	6,304	20,203	549,880	92,615	12,119	9,778	26,024	22,889

Net gain (loss) on investments	4,699	18,208	425,714	47,369	12,829	2,878	26,394	16,359

Reinvested capital gains	16,689	23,185	-	-	7,169	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,035	42,416	406,469	45,720	19,456	2,347	28,295	18,293

Investment Activity*:	ACVIP2	ACVMV1	ACVU1	MLVGA2	DSC	DSIF	DVSCS	FQB
Reinvested dividends	$4,902	11,434	-	2,682	265	31,612	20,630	3,071
Mortality and expense risk charges (note 3)	(1,097)	(3,873)	(937)	(1,455)	(500)	(16,601)	(14,437)	(785)

Net investment income (loss)	3,805	7,561	(937)	1,227	(235)	15,011	6,193	2,286

Realized gain (loss) on investments	(5,957)	(25,151)	(1,473)	(10,267)	(90)	122,142	(85,653)	(1,507)
Change in unrealized gain (loss) on investments	6,369	(19,319)	43,006	28,962	4,475	297,123	235,025	5,195

Net gain (loss) on investments	412	(44,470)	41,533	18,695	4,385	419,265	149,372	3,688

Reinvested capital gains	-	61,736	9,910	-	1,784	81,910	107,694	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,217	24,827	50,506	19,922	5,934	516,186	263,259	5,974

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FVU2	FAMP	FCP	FEIP	FEIS	FF30S	FGP	FGS
Reinvested dividends	$951	29,148	2	109,968	9,042	1,558	18,818	287
Mortality and expense risk charges (note 3)	(353)	(8,452)	-	(40,058)	(3,630)	(480)	(101,596)	(5,689)

Net investment income (loss)	598	20,696	2	69,910	5,412	1,078	(82,778)	(5,402)

Realized gain (loss) on investments	(2,184)	(2,447)	40	49,676	7,781	184	556,665	26,410
Change in unrealized gain (loss) on investments	5,185	111,753	9	260,078	18,339	7,071	3,212,349	171,967

Net gain (loss) on investments	3,001	109,306	49	309,754	26,120	7,255	3,769,014	198,377

Reinvested capital gains	-	13,535	11	165,066	14,320	-	678,363	36,025

Net increase (decrease) in contract owners’ equity resulting from operations	$3,599	143,537	62	544,730	45,852	8,333	4,364,599	229,000

Investment Activity*:	FHIP	FIGBP	FIGBS	FMCS	FNRS2	FOP	FOS	FVSS
Reinvested dividends	$60,253	50,770	1,302	10,062	5,365	27,017	2,966	3,115
Mortality and expense risk charges (note 3)	(8,901)	(13,910)	(378)	(14,736)	(1,836)	(18,710)	(2,338)	(2,058)

Net investment income (loss)	51,352	36,860	924	(4,674)	3,529	8,307	628	1,057

Realized gain (loss) on investments	(148,032)	(51,991)	(1,197)	(3,846)	120,033	58,539	8,098	1,730
Change in unrealized gain (loss) on investments	200,807	111,251	2,911	216,685	(130,530)	394,974	47,101	38,340

Net gain (loss) on investments	52,775	59,260	1,714	212,839	(10,497)	453,513	55,199	40,070

Reinvested capital gains	-	-	-	54,815	-	6,833	831	11,067

Net increase (decrease) in contract owners’ equity resulting from operations	$104,127	96,120	2,638	262,980	(6,968)	468,653	56,658	52,194

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVDM2	FTVFA2	FTVGI2	FTVSVI	TIF	ACEG	MSVMV	OVAG
Reinvested dividends	$2,920	9	-	5,718	2,123	-	49	-
Mortality and expense risk charges (note 3)	(1,875)	(4)	(2,540)	(5,769)	(404)	(836)	(47)	(706)

Net investment income (loss)	1,045	5	(2,540)	(51)	1,719	(836)	2	(706)

Realized gain (loss) on investments	(21,371)	(16)	1,243	(40,478)	(196)	(514)	(252)	(2,676)
Change in unrealized gain (loss) on investments	40,126	81	22,347	89,800	10,081	35,809	(284)	14,849

Net gain (loss) on investments	18,755	65	23,590	49,322	9,885	35,295	(536)	12,173

Reinvested capital gains	106	10	-	41,306	-	2,555	1,623	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,906	80	21,050	90,577	11,604	37,014	1,089	11,467

Investment Activity*:	OVGS	OVSB	OVSC	WRASP	JABS	JACAS	JAGTS	JAIGS
Reinvested dividends	$3,105	-	2,353	2,778	7,552	755	-	12,163
Mortality and expense risk charges (note 3)	(10,042)	(305)	(1,502)	(1,111)	(2,964)	(4,530)	(4,841)	(5,877)

Net investment income (loss)	(6,937)	(305)	851	1,667	4,588	(3,775)	(4,841)	6,286

Realized gain (loss) on investments	10,001	(1,083)	4,463	(999)	24,313	(329)	67,881	80,434
Change in unrealized gain (loss) on investments	236,535	4,810	28,758	17,125	30,676	204,724	208,060	(15,999)

Net gain (loss) on investments	246,536	3,727	33,221	16,126	54,989	204,395	275,941	64,435

Reinvested capital gains	157,029	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$396,628	3,422	34,072	17,793	59,577	200,620	271,100	70,721

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MV2IGI	MVFIC	MSEM	MSVRE	EIF4	GBF	GBF4	GEM
Reinvested dividends	$345	33,096	2,001	707	28,482	1,165	12,021	3,050
Mortality and expense risk charges (note 3)	(857)	(14,968)	(171)	(177)	(11,204)	(313)	(3,352)	(1,302)

Net investment income (loss)	(512)	18,128	1,830	530	17,278	852	8,669	1,748

Realized gain (loss) on investments	2,394	(203,395)	(190)	(4,426)	17,781	(351)	(70,279)	(6,695)
Change in unrealized gain (loss) on investments	16,274	149,812	857	7,506	2,010	1,123	72,685	13,542

Net gain (loss) on investments	18,668	(53,583)	667	3,080	19,791	772	2,406	6,847

Reinvested capital gains	5,971	139,110	-	-	124,817	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,127	103,655	2,497	3,610	161,886	1,624	11,075	8,595

Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC
Reinvested dividends	$9,647	-	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(4,180)	(964)	(64)	(1,016)	(430)	(1,838)	(12,337)	(340)

Net investment income (loss)	5,467	(964)	(64)	(1,016)	(430)	(1,838)	(12,337)	(340)

Realized gain (loss) on investments	41,862	(1,684)	(102)	1,473	(278)	5,914	(164,628)	(2,304)
Change in unrealized gain (loss) on investments	56,354	3,530	495	12,485	8,366	53,010	425,301	7,017

Net gain (loss) on investments	98,216	1,846	393	13,958	8,088	58,924	260,673	4,713

Reinvested capital gains	-	13,854	-	13,449	5,341	23,788	17,866	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,683	14,736	329	26,391	12,999	80,874	266,202	4,373

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVEX4	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MSBF	NVAMV1
Reinvested dividends	$271,697	-	-	-	10,489	5,982	22,077	9,473
Mortality and expense risk charges (note 3)	(149,653)	(2,935)	(1,012)	(12,727)	(1,247)	(3,395)	(2,828)	(3,974)

Net investment income (loss)	122,044	(2,935)	(1,012)	(12,727)	9,242	2,587	19,249	5,499

Realized gain (loss) on investments	(2,395,242)	(10,017)	(3,007)	(140,265)	(1,286)	(11,359)	(3,831)	529
Change in unrealized gain (loss) on investments	6,976,598	75,373	13,374	390,933	11,668	50,244	(7,028)	6,056

Net gain (loss) on investments	4,581,356	65,356	10,367	250,668	10,382	38,885	(10,859)	6,585

Reinvested capital gains	25,815	4,525	-	-	-	25,329	22,086	29,849

Net increase (decrease) in contract owners’ equity resulting from operations	$4,729,215	66,946	9,355	237,941	19,624	66,801	30,476	41,933

Investment Activity*:	NVAMVX	NVCBD1	NVCCA1	NVCCN1	NVCMD1	NVCRA1	NVCRB1	NVDBL2
Reinvested dividends	$5,826	1,691	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(2,684)	(538)	(1,050)	(570)	(1,131)	(108)	(1,116)	(1)

Net investment income (loss)	3,142	1,153	(1,050)	(570)	(1,131)	(108)	(1,116)	(1)

Realized gain (loss) on investments	23,137	(14,068)	(580)	(153)	(156)	63	(71)	(104)
Change in unrealized gain (loss) on investments	(22,706)	14,029	11,756	5,225	11,652	1,697	11,764	129

Net gain (loss) on investments	431	(39)	11,176	5,072	11,496	1,760	11,693	25

Reinvested capital gains	17,053	-	10,454	1,586	9,865	901	7,434	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,626	1,114	20,580	6,088	20,230	2,553	18,011	24

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVIE6	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1
Reinvested dividends	$709	2,872	10,226	25,434	60,152	-	7,594	957
Mortality and expense risk charges (note 3)	(203)	(345)	(4,011)	(6,704)	(8,347)	(19,896)	(3,721)	(1,483)

Net investment income (loss)	506	2,527	6,215	18,730	51,805	(19,896)	3,873	(526)

Realized gain (loss) on investments	140	(10,439)	(50,702)	37,651	(51,219)	(285,543)	(7,544)	7,766
Change in unrealized gain (loss) on investments	4,447	13,841	111,584	74,478	277,134	800,631	(32,132)	18,061

Net gain (loss) on investments	4,587	3,402	60,882	112,129	225,915	515,088	(39,676)	25,827

Reinvested capital gains	-	-	-	-	58,094	-	73,657	14,984

Net increase (decrease) in contract owners’ equity resulting from operations	$5,093	5,929	67,097	130,859	335,814	495,192	37,854	40,285

Investment Activity*:	NVNSR1	NVNSR2	NVOLG1	NVRE1	NVSTB2	NVTIV3	SAM4	SCF4
Reinvested dividends	$-	348	242,347	26,882	11,044	81	148,742	10,364
Mortality and expense risk charges (note 3)	-	(858)	(120,358)	(8,999)	(1,887)	(21)	(22,296)	(15,233)

Net investment income (loss)	-	(510)	121,989	17,883	9,157	60	126,446	(4,869)

Realized gain (loss) on investments	(1)	(2,028)	318,915	13,072	(280)	41	-	(495,842)
Change in unrealized gain (loss) on investments	1	10,064	3,065,642	76,639	3,825	364	-	711,418

Net gain (loss) on investments	-	8,036	3,384,557	89,711	3,545	405	-	215,576

Reinvested capital gains	-	13,508	-	27,108	-	-	-	12,009

Net increase (decrease) in contract owners’ equity resulting from operations	$-	21,034	3,506,546	134,702	12,702	465	126,446	222,716

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	SCGF	SCVF4	TRF4	AMCG	AMMCGS	AMSRS	AMTB	PMVFBA
Reinvested dividends	$-	5,507	14,787	-	-	3,222	12,666	8
Mortality and expense risk charges (note 3)	(1,379)	(9,389)	(7,570)	(59)	(351)	(6,385)	(2,055)	(1)

Net investment income (loss)	(1,379)	(3,882)	7,217	(59)	(351)	(3,163)	10,611	7

Realized gain (loss) on investments	(14,290)	(56,121)	42,196	(240)	(2,592)	19,371	(7,550)	(6)
Change in unrealized gain (loss) on investments	45,034	202,987	(78,654)	1,828	10,620	191,992	11,124	4

Net gain (loss) on investments	30,744	146,866	(36,458)	1,588	8,028	211,363	3,574	(2)

Reinvested capital gains	-	61,796	109,668	-	-	15,206	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,365	204,780	80,427	1,529	7,677	223,406	14,185	5

Investment Activity*:	PMVLDA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM	VWHA
Reinvested dividends	$17,358	2,606	-	15	-	28,572	40,030	10,835
Mortality and expense risk charges (note 3)	(3,551)	(1,029)	(1,242)	(302)	(1,947)	(3,518)	(7,981)	(2,759)

Net investment income (loss)	13,807	1,577	(1,242)	(287)	(1,947)	25,054	32,049	8,076

Realized gain (loss) on investments	(15,423)	1,526	2,847	82	11,680	22,362	(239,988)	12,293
Change in unrealized gain (loss) on investments	24,423	9,344	58,633	6,987	(15,743)	7,188	303,672	(40,612)

Net gain (loss) on investments	9,000	10,870	61,480	7,069	(4,063)	29,550	63,684	(28,319)

Reinvested capital gains	-	7,304	2,440	-	8,549	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,807	19,751	62,678	6,782	2,539	54,604	95,733	(20,243)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VVEI	VVHGB	VVHYB	VVMCI
Reinvested dividends	$13,631	2,312	9,886	12,352
Mortality and expense risk charges (note 3)	(4,847)	(863)	(1,879)	(8,199)

Net investment income (loss)	8,784	1,449	8,007	4,153

Realized gain (loss) on investments	3,060	(4,957)	(1,612)	4,096
Change in unrealized gain (loss) on investments	(3,119)	7,371	13,691	98,923

Net gain (loss) on investments	(59)	2,414	12,079	103,019

Reinvested capital gains	26,651	-	-	15,500

Net increase (decrease) in contract owners’ equity resulting from operations	$35,376	3,863	20,086	122,672

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVGIA		ALVSVA		AASCO		SVDF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,647	1,530	1,023	1,125	(19,245)	(22,519)	(1,649)	(1,685)
Realized gain (loss) on investments	(1,605)	858	(1,995)	1,371	(124,166)	(26,258)	(45,246)	(15,072)
Change in unrealized gain (loss) on investments	6,304	(49,495)	20,203	(98,736)	549,880	(2,223,520)	92,615	(215,430)
Reinvested capital gains	16,689	35,368	23,185	42,259	-	486,402	-	86,995

Net increase (decrease) in contract owners’ equity resulting from operations	23,035	(11,739)	42,416	(53,981)	406,469	(1,785,895)	45,720	(145,192)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,930	4,058	8,014	11,011	107,561	307,987	13,912	34,762
Transfers between funds	-	-	1	(1)	17	107	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(17,470)	(18,997)	(22,632)	(19,925)	(343,849)	(540,707)	(27,627)	(28,313)
Adjustments to maintain reserves	264	31	(421)	449	247	(105)	185	(499)

Net equity transactions	(11,276)	(14,908)	(15,038)	(8,466)	(236,024)	(232,718)	(13,530)	5,951

Net change in contract owners’ equity	11,759	(26,647)	27,378	(62,447)	170,445	(2,018,613)	32,190	(139,241)
Contract owners’ equity at beginning of period	214,572	241,219	271,041	333,488	2,723,107	4,741,720	237,153	376,394

Contract owners’ equity at end of period	$226,331	214,572	298,419	271,041	2,893,552	2,723,107	269,343	237,153

CHANGE IN UNITS:
Beginning units	392	417	370	378	5,517	5,838	501	491
Units purchased	14	12	15	19	396	824	64	76
Units surrendered	(26)	(37)	(28)	(27)	(789)	(1,145)	(88)	(66)

Ending units	380	392	357	370	5,124	5,517	477	501

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SVOF		WFVSCG		ACVI		ACVIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(542)	(550)	(531)	(637)	1,901	3,238	1,934	2,683
Realized gain (loss) on investments	710	759	(6,900)	192	370	(3,600)	(6,530)	(10,120)
Change in unrealized gain (loss) on investments	12,119	(38,686)	9,778	(56,116)	26,024	(184,490)	22,889	(94,127)
Reinvested capital gains	7,169	16,203	-	14,922	-	57,902	-	63,523

Net increase (decrease) in contract owners’ equity resulting from operations	19,456	(22,274)	2,347	(41,639)	28,295	(126,950)	18,293	(38,041)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	323	870	583	771	58,448	3,859	7,410	17,694
Transfers between funds	-	-	-	-	-	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(7,062)	(5,074)	(15,776)	3,863	(117,204)	(106,263)	(17,502)	(32,757)
Adjustments to maintain reserves	(15)	64	86	(75)	13	31	(335)	927

Net equity transactions	(6,754)	(4,140)	(15,107)	4,559	(58,743)	(102,374)	(10,427)	(14,136)

Net change in contract owners’ equity	12,702	(26,414)	(12,760)	(37,080)	(30,448)	(229,324)	7,866	(52,177)
Contract owners’ equity at beginning of period	77,853	104,267	83,743	120,823	277,270	506,594	241,105	293,282

Contract owners’ equity at end of period	$90,555	77,853	70,983	83,743	246,822	277,270	248,971	241,105

CHANGE IN UNITS:
Beginning units	93	98	197	185	563	769	488	519
Units purchased	1	3	10	49	107	9	19	29
Units surrendered	(8)	(8)	(45)	(37)	(222)	(215)	(30)	(60)

Ending units	86	93	162	197	448	563	477	488

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVIP2		ACVMV1		ACVU1		MLVGA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,805	7,405	7,561	7,413	(937)	(914)	1,227	(2,178)
Realized gain (loss) on investments	(5,957)	(1,545)	(25,151)	7,128	(1,473)	(177)	(10,267)	(7,936)
Change in unrealized gain (loss) on investments	6,369	(32,627)	(19,319)	(92,166)	43,006	(73,468)	28,962	(52,373)
Reinvested capital gains	-	924	61,736	67,244	9,910	14,961	-	3,645

Net increase (decrease) in contract owners’ equity resulting from operations	4,217	(25,843)	24,827	(10,381)	50,506	(59,598)	19,922	(58,842)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,595	6,418	7,850	153,233	2,762	4,828	3,596	5,475
Transfers between funds	-	-	1	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(19,745)	(10,738)	(187,238)	(82,700)	(8,033)	(4,863)	(136,269)	(81,328)
Adjustments to maintain reserves	9	76	(15)	187	(394)	43	16	(19)

Net equity transactions	(15,141)	(4,244)	(179,402)	70,720	(5,665)	8	(132,657)	(75,872)

Net change in contract owners’ equity	(10,924)	(30,087)	(154,575)	60,339	44,841	(59,590)	(112,735)	(134,714)
Contract owners’ equity at beginning of period	159,962	190,049	583,154	522,815	122,015	181,605	247,684	382,398

Contract owners’ equity at end of period	$149,038	159,962	428,579	583,154	166,856	122,015	134,949	247,684

CHANGE IN UNITS:
Beginning units	934	963	1,300	1,143	132	132	1,197	1,541
Units purchased	55	36	50	347	2	4	21	47
Units surrendered	(149)	(65)	(443)	(190)	(7)	(4)	(634)	(391)

Ending units	840	934	907	1,300	127	132	584	1,197

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSC		DSIF		DVSCS		FQB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(235)	(581)	15,011	17,523	6,193	4,915	2,286	2,275
Realized gain (loss) on investments	(90)	176	122,142	185,704	(85,653)	(3,033)	(1,507)	(703)
Change in unrealized gain (loss) on investments	4,475	(33,710)	297,123	(1,141,237)	235,025	(776,767)	5,195	(16,231)
Reinvested capital gains	1,784	17,362	81,910	264,507	107,694	296,489	-	1,839

Net increase (decrease) in contract owners’ equity resulting from operations	5,934	(16,753)	516,186	(673,503)	263,259	(478,396)	5,974	(12,820)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	799	655	216,069	107,470	82,598	49,587	10,039	10,940
Transfers between funds	-	1	-	-	(4)	(13)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,421)	(2,431)	(841,158)	(709,974)	(406,271)	(414,366)	(15,406)	(12,756)
Adjustments to maintain reserves	165	(634)	1,108	86	1,034	(752)	(14)	(164)

Net equity transactions	(11,457)	(2,409)	(623,981)	(602,418)	(322,643)	(365,544)	(5,381)	(1,980)

Net change in contract owners’ equity	(5,523)	(19,162)	(107,795)	(1,275,921)	(59,384)	(843,940)	593	(14,800)
Contract owners’ equity at beginning of period	79,013	98,175	2,424,851	3,700,772	2,061,683	2,905,623	114,368	129,168

Contract owners’ equity at end of period	$73,490	79,013	2,317,056	2,424,851	2,002,299	2,061,683	114,961	114,368

CHANGE IN UNITS:
Beginning units	176	179	4,099	4,864	3,378	3,899	497	503
Units purchased	3	1	267	256	144	106	57	57
Units surrendered	(35)	(4)	(1,167)	(1,021)	(642)	(627)	(89)	(63)

Ending units	144	176	3,199	4,099	2,880	3,378	465	497

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVU2		FAMP		FCP		FEIP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$598	571	20,696	18,090	2	1	69,910	72,259
Realized gain (loss) on investments	(2,184)	(367)	(2,447)	5,689	40	(77)	49,676	25,299
Change in unrealized gain (loss) on investments	5,185	(20,525)	111,753	(355,966)	9	(13)	260,078	(680,282)
Reinvested capital gains	-	11,983	13,535	91,385	11	8	165,066	201,583

Net increase (decrease) in contract owners’ equity resulting from operations	3,599	(8,338)	143,537	(240,802)	62	(81)	544,730	(381,141)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,971	3,261	46,868	73,449	6	—	270,203	318,655
Transfers between funds	-	-	-	4	-	-	29	78
Surrenders (notes 2, 3, 4, 5 and 6)	(7,827)	(2,141)	(102,841)	(197,882)	(136)	(202)	(670,631)	(833,548)
Adjustments to maintain reserves	47	(92)	48	(244)	68	(341)	449	(627)

Net equity transactions	(4,809)	1,028	(55,925)	(124,673)	(62)	(543)	(399,950)	(515,442)

Net change in contract owners’ equity	(1,210)	(7,310)	87,612	(365,475)	-	(624)	144,780	(896,583)
Contract owners’ equity at beginning of period	50,289	57,599	1,217,941	1,583,416	-	624	5,875,438	6,772,021

Contract owners’ equity at end of period	$49,079	50,289	1,305,553	1,217,941	-	-	6,020,218	5,875,438

CHANGE IN UNITS:
Beginning units	460	451	1,719	1,926	-	1	4,832	5,219
Units purchased	34	30	99	112	1	1	301	288
Units surrendered	(78)	(21)	(175)	(319)	(1)	(2)	(587)	(675)

Ending units	416	460	1,643	1,719	-	-	4,546	4,832

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEIS		FF30S		FGP		FGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,412	5,594	1,078	707	(82,778)	(11,895)	(5,402)	(1,737)
Realized gain (loss) on investments	7,781	16,204	184	201	556,665	588,297	26,410	28,325
Change in unrealized gain (loss) on investments	18,339	(74,691)	7,071	(17,797)	3,212,349	(6,188,445)	171,967	(310,304)
Reinvested capital gains	14,320	17,850	-	4,218	678,363	1,087,090	36,025	55,427

Net increase (decrease) in contract owners’ equity resulting from operations	45,852	(35,043)	8,333	(12,671)	4,364,599	(4,524,953)	229,000	(228,289)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,870	22,276	1,387	1,547	1,018,069	918,443	21,641	22,647
Transfers between funds	-	-	-	-	28	37	3	(10)
Surrenders (notes 2, 3, 4, 5 and 6)	(16,881)	(107,790)	(410)	(371)	(2,200,840)	(1,895,535)	(92,884)	(62,753)
Adjustments to maintain reserves	(71)	367	116	(20)	474	(1,634)	(79)	72

Net equity transactions	2,918	(85,147)	1,093	1,156	(1,182,269)	(978,689)	(71,319)	(40,044)

Net change in contract owners’ equity	48,770	(120,190)	9,426	(11,515)	3,182,330	(5,503,642)	157,681	(268,333)
Contract owners’ equity at beginning of period	485,028	605,218	60,187	71,702	12,899,647	18,403,289	670,655	938,988

Contract owners’ equity at end of period	$533,798	485,028	69,613	60,187	16,081,977	12,899,647	828,336	670,655

CHANGE IN UNITS:
Beginning units	1,191	1,400	223	219	7,877	8,479	1,105	1,159
Units purchased	112	62	6	7	714	719	34	76
Units surrendered	(108)	(271)	(2)	(3)	(1,242)	(1,321)	(129)	(130)

Ending units	1,195	1,191	227	223	7,349	7,877	1,010	1,105

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FHIP		FIGBP		FIGBS		FMCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$51,352	65,217	36,860	30,435	924	779	(4,674)	(7,115)
Realized gain (loss) on investments	(148,032)	(80,085)	(51,991)	(23,032)	(1,197)	(968)	(3,846)	3,890
Change in unrealized gain (loss) on investments	200,807	(194,864)	111,251	(428,660)	2,911	(10,915)	216,685	(537,379)
Reinvested capital gains	-	-	-	109,685	-	2,894	54,815	141,972

Net increase (decrease) in contract owners’ equity resulting from operations	104,127	(209,732)	96,120	(311,572)	2,638	(8,210)	262,980	(398,632)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	833,370	1,237,681	492,090	140,946	5,860	5,670	47,813	76,178
Transfers between funds	5	(11)	5	(3)	-	-	-	(79)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,145,275)	(1,177,091)	(428,980)	(333,170)	(5,502)	(8,077)	(284,415)	(217,007)
Adjustments to maintain reserves	(42)	133	(182)	455	154	(3)	(507)	192

Net equity transactions	(311,942)	60,712	62,933	(191,772)	512	(2,410)	(237,109)	(140,716)

Net change in contract owners’ equity	(207,815)	(149,020)	159,053	(503,344)	3,150	(10,620)	25,871	(539,348)
Contract owners’ equity at beginning of period	1,405,193	1,554,213	1,871,176	2,374,520	50,070	60,690	2,046,859	2,586,207

Contract owners’ equity at end of period	$1,197,378	1,405,193	2,030,229	1,871,176	53,220	50,070	2,072,730	2,046,859

CHANGE IN UNITS:
Beginning units	3,697	3,524	4,868	5,278	302	316	2,654	2,830
Units purchased	2,658	3,765	1,325	378	51	41	72	114
Units surrendered	(3,502)	(3,592)	(1,024)	(788)	(48)	(55)	(383)	(290)

Ending units	2,853	3,697	5,169	4,868	305	302	2,343	2,654

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FNRS2		FOP		FOS		FVSS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,529	5,794	8,307	9,142	628	767	1,057	982
Realized gain (loss) on investments	120,033	34,706	58,539	31,460	8,098	9,120	1,730	(241)
Change in unrealized gain (loss) on investments	(130,530)	129,328	394,974	(917,482)	47,101	(117,801)	38,340	(37,491)
Reinvested capital gains	-	-	6,833	24,580	831	3,137	11,067	13,012

Net increase (decrease) in contract owners’ equity resulting from operations	(6,968)	169,828	468,653	(852,300)	56,658	(104,777)	52,194	(23,738)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,242	66,006	105,654	119,020	18,127	18,894	3,788	46,187
Transfers between funds	1	-	15	22	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(186,905)	(139,892)	(330,980)	(252,901)	(46,025)	(49,623)	(27,112)	(10,814)
Adjustments to maintain reserves	(92)	37	(485)	530	140	(311)	638	(120)

Net equity transactions	(179,754)	(73,849)	(225,796)	(133,329)	(27,758)	(31,040)	(22,686)	35,253

Net change in contract owners’ equity	(186,722)	95,979	242,857	(985,629)	28,900	(135,817)	29,508	11,515
Contract owners’ equity at beginning of period	371,764	275,785	2,470,426	3,456,055	301,879	437,696	276,534	265,019

Contract owners’ equity at end of period	$185,042	371,764	2,713,283	2,470,426	330,779	301,879	306,042	276,534

CHANGE IN UNITS:
Beginning units	1,491	1,788	5,776	6,075	973	1,056	460	437
Units purchased	144	315	409	531	66	108	10	49
Units surrendered	(892)	(612)	(845)	(830)	(147)	(191)	(50)	(26)

Ending units	743	1,491	5,340	5,776	892	973	420	460

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVDM2		FTVFA2		FTVGI2		FTVSVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,045	2,289	5	6	(2,540)	(2,456)	(51)	4,441
Realized gain (loss) on investments	(21,371)	(85,023)	(16)	(19)	1,243	(31,358)	(40,478)	(26,470)
Change in unrealized gain (loss) on investments	40,126	7,598	81	(164)	22,347	12,820	89,800	(240,383)
Reinvested capital gains	106	10,535	10	60	-	-	41,306	156,365

Net increase (decrease) in contract owners’ equity resulting from operations	19,906	(64,601)	80	(117)	21,050	(20,994)	90,577	(106,047)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	936,591	488,572	12	35	650,145	290,720	21,183	20,534
Transfers between funds	-	-	-	-	-	-	-	(30)
Surrenders (notes 2, 3, 4, 5 and 6)	(702,389)	(448,107)	(40)	(33)	(610,379)	(345,652)	(88,677)	(128,224)
Adjustments to maintain reserves	55	(14)	(76)	(18)	19	(20)	(713)	76

Net equity transactions	234,257	40,451	(104)	(16)	39,785	(54,952)	(68,207)	(107,644)

Net change in contract owners’ equity	254,163	(24,150)	(24)	(133)	60,835	(75,946)	22,370	(213,691)
Contract owners’ equity at beginning of period	138,705	162,855	668	801	365,208	441,154	803,203	1,016,894

Contract owners’ equity at end of period	$392,868	138,705	644	668	426,043	365,208	825,573	803,203

CHANGE IN UNITS:
Beginning units	1,288	1,171	4	4	4,327	4,931	1,343	1,529
Units purchased	8,296	4,284	1	-	7,992	3,521	49	41
Units surrendered	(6,320)	(4,167)	(2)	-	(7,376)	(4,125)	(154)	(227)

Ending units	3,264	1,288	3	4	4,943	4,327	1,238	1,343

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TIF		ACEG		MSVMV		OVAG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,719	1,643	(836)	(764)	2	11	(706)	(859)
Realized gain (loss) on investments	(196)	(1,016)	(514)	840	(252)	(40)	(2,676)	6,683
Change in unrealized gain (loss) on investments	10,081	(6,192)	35,809	(68,149)	(284)	(1,548)	14,849	(92,713)
Reinvested capital gains	-	-	2,555	26,161	1,623	1,331	-	28,522

Net increase (decrease) in contract owners’ equity resulting from operations	11,604	(5,565)	37,014	(41,912)	1,089	(246)	11,467	(58,367)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,892	2,624	5,234	10,894	902	817	5,055	5,485
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(8,617)	(7,681)	(3,346)	(10,732)	(849)	(765)	(10,478)	(42,815)
Adjustments to maintain reserves	126	(242)	98	366	107	(101)	(87)	(22)

Net equity transactions	(4,599)	(5,299)	1,986	528	160	(49)	(5,510)	(37,352)

Net change in contract owners’ equity	7,005	(10,864)	39,000	(41,384)	1,249	(295)	5,957	(95,719)
Contract owners’ equity at beginning of period	58,274	69,138	91,177	132,561	7,160	7,455	97,288	193,007

Contract owners’ equity at end of period	$65,279	58,274	130,177	91,177	8,409	7,160	103,245	97,288

CHANGE IN UNITS:
Beginning units	121	132	337	336	35	35	740	878
Units purchased	9	6	18	38	4	4	47	70
Units surrendered	(17)	(17)	(11)	(37)	(3)	(4)	(69)	(208)

Ending units	113	121	344	337	36	35	718	740

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVGS		OVSB		OVSC		WRASP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(6,937)	(10,477)	(305)	(320)	851	(438)	1,667	1,397
Realized gain (loss) on investments	10,001	59,213	(1,083)	(904)	4,463	1,819	(999)	467
Change in unrealized gain (loss) on investments	236,535	(919,876)	4,810	(4,672)	28,758	(71,331)	17,125	(49,220)
Reinvested capital gains	157,029	237,081	-	-	-	26,586	-	14,395

Net increase (decrease) in contract owners’ equity resulting from operations	396,628	(634,059)	3,422	(5,896)	34,072	(43,364)	17,793	(32,961)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	44,386	43,658	4,666	3,206	5,914	5,916	661	666
Transfers between funds	1	(84)	-	-	-	3	(1)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(230,104)	(207,747)	(4,866)	(4,109)	(35,581)	(11,197)	(49,004)	(15,942)
Adjustments to maintain reserves	89	96	89	(136)	410	(554)	69	8

Net equity transactions	(185,628)	(164,077)	(111)	(1,039)	(29,257)	(5,832)	(48,275)	(15,268)

Net change in contract owners’ equity	211,000	(798,136)	3,311	(6,935)	4,815	(49,196)	(30,482)	(48,229)
Contract owners’ equity at beginning of period	1,250,626	2,048,762	41,986	48,921	216,162	265,358	167,556	215,785

Contract owners’ equity at end of period	$1,461,626	1,250,626	45,297	41,986	220,977	216,162	137,074	167,556

CHANGE IN UNITS:
Beginning units	3,146	3,524	409	417	326	332	835	910
Units purchased	109	320	49	28	11	12	7	9
Units surrendered	(508)	(698)	(55)	(36)	(48)	(18)	(238)	(84)

Ending units	2,747	3,146	403	409	289	326	604	835

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JABS		JACAS		JAGTS		JAIGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,588	1,381	(3,775)	(4,208)	(4,841)	(4,042)	6,286	7,474
Realized gain (loss) on investments	24,313	9,993	(329)	(3,917)	67,881	(388,808)	80,434	29,232
Change in unrealized gain (loss) on investments	30,676	(122,224)	204,724	(376,055)	208,060	(60,086)	(15,999)	(133,592)
Reinvested capital gains	-	14,471	-	102,234	-	86,576	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,577	(96,379)	200,620	(281,946)	271,100	(366,360)	70,721	(96,886)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	101,370	10,187	12,119	20,370	518,486	578,868	173,928	32,153
Transfers between funds	(1)	-	(2)	2	2	3	(2)	1
Surrenders (notes 2, 3, 4, 5 and 6)	(69,028)	(33,135)	(97,097)	(24,880)	(438,726)	(808,916)	(199,093)	(170,091)
Adjustments to maintain reserves	(110)	543	(445)	1,746	(329)	374	162	(317)

Net equity transactions	32,231	(22,405)	(85,425)	(2,762)	79,433	(229,671)	(25,005)	(138,254)

Net change in contract owners’ equity	91,808	(118,784)	115,195	(284,708)	350,533	(596,031)	45,716	(235,140)
Contract owners’ equity at beginning of period	445,390	564,174	551,069	835,777	394,127	990,158	744,123	979,263

Contract owners’ equity at end of period	$537,198	445,390	666,264	551,069	744,660	394,127	789,839	744,123

CHANGE IN UNITS:
Beginning units	732	780	874	877	436	779	2,186	2,632
Units purchased	253	24	16	63	642	736	475	110
Units surrendered	(170)	(72)	(125)	(66)	(473)	(1,079)	(597)	(556)

Ending units	815	732	765	874	605	436	2,064	2,186

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MV2IGI		MVFIC		MSEM		MSVRE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(512)	(703)	18,128	17,098	1,830	1,625	530	137
Realized gain (loss) on investments	2,394	1,176	(203,395)	46,585	(190)	(401)	(4,426)	(726)
Change in unrealized gain (loss) on investments	16,274	(41,759)	149,812	(479,560)	857	(6,804)	7,506	(12,018)
Reinvested capital gains	5,971	15,171	139,110	148,895	-	-	-	4,963

Net increase (decrease) in contract owners’ equity resulting from operations	24,127	(26,115)	103,655	(266,982)	2,497	(5,580)	3,610	(7,644)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,261	3,289	599,190	1,973,980	30	310	14,887	716
Transfers between funds	(3)	5	1	(38)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(8,775)	(2,091)	(1,350,897)	(1,800,922)	(133)	(535)	(7,279)	(2,282)
Adjustments to maintain reserves	(76)	(162)	(295)	384	(135)	322	(303)	689

Net equity transactions	(5,593)	1,041	(752,001)	173,404	(238)	97	7,305	(877)

Net change in contract owners’ equity	18,534	(25,074)	(648,346)	(93,578)	2,259	(5,483)	10,915	(8,521)
Contract owners’ equity at beginning of period	106,765	131,839	2,490,496	2,584,074	22,866	28,349	19,773	28,294

Contract owners’ equity at end of period	$125,299	106,765	1,842,150	2,490,496	25,125	22,866	30,688	19,773

CHANGE IN UNITS:
Beginning units	467	458	4,707	4,557	100	100	27	28
Units purchased	15	26	1,219	3,803	-	1	19	2
Units surrendered	(29)	(17)	(2,691)	(3,653)	(1)	(1)	(9)	(3)

Ending units	453	467	3,235	4,707	99	100	37	27

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	EIF4		GBF		GBF4		GEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$17,278	11,636	852	623	8,669	7,849	1,748	382
Realized gain (loss) on investments	17,781	74,224	(351)	(321)	(70,279)	(42,170)	(6,695)	(2,379)
Change in unrealized gain (loss) on investments	2,010	(326,624)	1,123	(5,501)	72,685	(46,125)	13,542	(66,062)
Reinvested capital gains	124,817	160,658	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	161,886	(80,106)	1,624	(5,199)	11,075	(80,446)	8,595	(68,059)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	46,727	47,835	2,023	14,136	518,564	205,019	18,629	25,696
Transfers between funds	5	52	-	-	-	8	-	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(83,013)	(204,012)	(782)	(2,101)	(610,347)	(557,474)	(42,435)	(30,129)
Adjustments to maintain reserves	(212)	317	(26)	6	(214)	186	(301)	(211)

Net equity transactions	(36,493)	(155,808)	1,215	12,041	(91,997)	(352,261)	(24,107)	(4,645)

Net change in contract owners’ equity	125,393	(235,914)	2,839	6,842	(80,922)	(432,707)	(15,512)	(72,704)
Contract owners’ equity at beginning of period	1,486,617	1,722,531	41,259	34,417	533,370	966,077	199,848	272,552

Contract owners’ equity at end of period	$1,612,010	1,486,617	44,098	41,259	452,448	533,370	184,336	199,848

CHANGE IN UNITS:
Beginning units	3,530	3,899	308	223	1,546	2,652	558	572
Units purchased	242	136	26	106	1,856	709	67	78
Units surrendered	(330)	(505)	(17)	(21)	(2,216)	(1,815)	(127)	(92)

Ending units	3,442	3,530	317	308	1,186	1,546	498	558

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GIG		GVAAA2		GVABD2		GVAGG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,467	19,713	(964)	(1,189)	(64)	(71)	(1,016)	(998)
Realized gain (loss) on investments	41,862	(40,161)	(1,684)	(1,264)	(102)	(56)	1,473	994
Change in unrealized gain (loss) on investments	56,354	(21,523)	3,530	(32,339)	495	(1,558)	12,485	(51,764)
Reinvested capital gains	-	12,345	13,854	6,232	-	199	13,449	7,836

Net increase (decrease) in contract owners’ equity resulting from operations	103,683	(29,626)	14,736	(28,560)	329	(1,486)	26,391	(43,932)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	595,716	1,184,245	1,362	3,679	630	678	4,267	6,014
Transfers between funds	(1)	-	-	3	-	-	-	6
Surrenders (notes 2, 3, 4, 5 and 6)	(1,045,848)	(494,779)	(32,148)	(30,089)	(977)	(1,487)	(10,691)	(8,186)
Adjustments to maintain reserves	35	(56)	18	46	(16)	20	(129)	101

Net equity transactions	(450,098)	689,410	(30,768)	(26,361)	(363)	(789)	(6,553)	(2,065)

Net change in contract owners’ equity	(346,415)	659,784	(16,032)	(54,921)	(34)	(2,275)	19,838	(45,997)
Contract owners’ equity at beginning of period	786,596	126,812	135,502	190,423	9,034	11,309	126,652	172,649

Contract owners’ equity at end of period	$440,181	786,596	119,470	135,502	9,000	9,034	146,490	126,652

CHANGE IN UNITS:
Beginning units	6,484	891	576	693	72	78	428	434
Units purchased	4,532	9,690	9	19	6	5	14	22
Units surrendered	(8,012)	(4,097)	(136)	(136)	(9)	(11)	(34)	(28)

Ending units	3,004	6,484	449	576	69	72	408	428

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(430)	(588)	(1,838)	(2,676)	(12,337)	(13,364)	(340)	(388)
Realized gain (loss) on investments	(278)	4,283	5,914	48,696	(164,628)	(11,554)	(2,304)	(1,316)
Change in unrealized gain (loss) on investments	8,366	(26,601)	53,010	(237,275)	425,301	(977,819)	7,017	(15,984)
Reinvested capital gains	5,341	1,529	23,788	38,955	17,866	599,456	-	8,436

Net increase (decrease) in contract owners’ equity resulting from operations	12,999	(21,377)	80,874	(152,300)	266,202	(403,281)	4,373	(9,252)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,090	2,956	3,291	8,808	80,565	85,650	2,986	2,959
Transfers between funds	-	-	7	(80)	(1)	(7)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,277)	(85,266)	(123,723)	(144,811)	(292,670)	(162,914)	(6,164)	(13,715)
Adjustments to maintain reserves	18	135	(15)	131	340	(9)	26	99

Net equity transactions	(1,169)	(82,175)	(120,440)	(135,952)	(211,766)	(77,280)	(3,152)	(10,657)

Net change in contract owners’ equity	11,830	(103,552)	(39,566)	(288,252)	54,436	(480,561)	1,221	(19,909)
Contract owners’ equity at beginning of period	52,920	156,472	278,457	566,709	1,676,616	2,157,177	45,022	64,931

Contract owners’ equity at end of period	$64,750	52,920	238,891	278,457	1,731,052	1,676,616	46,243	45,022

CHANGE IN UNITS:
Beginning units	204	498	769	1,084	5,056	5,277	211	239
Units purchased	8	13	7	124	259	319	18	15
Units surrendered	(12)	(307)	(294)	(439)	(875)	(540)	(34)	(43)

Ending units	200	204	482	769	4,440	5,056	195	211

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEX4		GVIDA		GVIDC		GVIDM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$122,044	101,070	(2,935)	(3,033)	(1,012)	(1,073)	(12,727)	(13,801)
Realized gain (loss) on investments	(2,395,242)	478,660	(10,017)	(4,623)	(3,007)	(1,100)	(140,265)	(55,616)
Change in unrealized gain (loss) on investments	6,976,598	(19,097,200)	75,373	(195,134)	13,374	(28,708)	390,933	(902,455)
Reinvested capital gains	25,815	13,682,532	4,525	105,476	-	10,413	-	578,033

Net increase (decrease) in contract owners’ equity resulting from operations	4,729,215	(4,834,938)	66,946	(97,314)	9,355	(20,468)	237,941	(393,839)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,497,317	2,612,551	23,409	27,935	13,667	12,917	88,677	114,050
Transfers between funds	5	208	-	3	-	-	(2)	(10)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,986,787)	(3,455,236)	(29,441)	(91,190)	(22,955)	(15,768)	(237,776)	(298,001)
Adjustments to maintain reserves	(1,214)	1,535	330	(59)	144	72	276	(272)

Net equity transactions	(1,490,679)	(840,942)	(5,702)	(63,311)	(9,144)	(2,779)	(148,825)	(184,233)

Net change in contract owners’ equity	3,238,536	(5,675,880)	61,244	(160,625)	211	(23,247)	89,116	(578,072)
Contract owners’ equity at beginning of period	19,520,156	25,196,036	363,446	524,071	136,037	159,284	1,787,567	2,365,639

Contract owners’ equity at end of period	$22,758,692	19,520,156	424,690	363,446	136,248	136,037	1,876,683	1,787,567

CHANGE IN UNITS:
Beginning units	14,041	14,635	1,038	1,204	832	849	5,261	5,741
Units purchased	1,149	2,092	68	83	107	87	305	333
Units surrendered	(2,167)	(2,686)	(84)	(249)	(163)	(104)	(791)	(813)

Ending units	13,023	14,041	1,022	1,038	776	832	4,775	5,261

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	HIBF		MCIF		MSBF		NVAMV1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$9,242	7,774	2,587	1,603	19,249	12,167	5,499	2,561
Realized gain (loss) on investments	(1,286)	(1,285)	(11,359)	(36,553)	(3,831)	(1,458)	529	4,298
Change in unrealized gain (loss) on investments	11,668	(28,884)	50,244	(185,311)	(7,028)	(24,439)	6,056	(93,618)
Reinvested capital gains	-	-	25,329	132,955	22,086	-	29,849	75,698

Net increase (decrease) in contract owners’ equity resulting from operations	19,624	(22,395)	66,801	(87,306)	30,476	(13,730)	41,933	(11,061)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,752	11,074	76,027	6,813	20,975	17,673	-	1
Transfers between funds	-	-	-	-	1	-	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(9,825)	(11,205)	(49,126)	(155,582)	(45,194)	(75,145)	(33,048)	(20,540)
Adjustments to maintain reserves	105	(19)	557	(988)	53	(24)	212	35

Net equity transactions	8,032	(150)	27,458	(149,757)	(24,165)	(57,496)	(32,836)	(20,503)

Net change in contract owners’ equity	27,656	(22,545)	94,259	(237,063)	6,311	(71,226)	9,097	(31,564)
Contract owners’ equity at beginning of period	154,361	176,906	405,564	642,627	402,303	473,529	548,776	580,340

Contract owners’ equity at end of period	$182,017	154,361	499,823	405,564	408,614	402,303	557,873	548,776

CHANGE IN UNITS:
Beginning units	618	616	673	920	1,652	1,917	1,218	1,259
Units purchased	53	38	134	25	154	102	5	5
Units surrendered	(33)	(36)	(111)	(272)	(283)	(367)	(79)	(46)

Ending units	638	618	696	673	1,523	1,652	1,144	1,218

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVAMVX		NVCBD1		NVCCA1		NVCCN1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,142	2,490	1,153	1,095	(1,050)	(1,292)	(570)	(573)
Realized gain (loss) on investments	23,137	58,688	(14,068)	(1,141)	(580)	582	(153)	(34)
Change in unrealized gain (loss) on investments	(22,706)	(142,105)	14,029	(12,335)	11,756	(37,432)	5,225	(11,722)
Reinvested capital gains	17,053	67,052	-	76	10,454	7,011	1,586	1,651

Net increase (decrease) in contract owners’ equity resulting from operations	20,626	(13,875)	1,114	(12,305)	20,580	(31,131)	6,088	(10,678)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,701	28,218	192,529	3,063	1,660	2,029	6,008	50
Transfers between funds	-	(29)	-	-	-	-	(3)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(197,706)	(188,001)	(204,130)	(6,299)	(23,250)	(28,409)	(2,991)	(494)
Adjustments to maintain reserves	(107)	41	(9)	(57)	31	10	57	18

Net equity transactions	(161,112)	(159,771)	(11,610)	(3,293)	(21,559)	(26,370)	3,071	(426)

Net change in contract owners’ equity	(140,486)	(173,646)	(10,496)	(15,598)	(979)	(57,501)	9,159	(11,104)
Contract owners’ equity at beginning of period	452,029	625,675	65,584	81,182	145,576	203,077	73,524	84,628

Contract owners’ equity at end of period	$311,543	452,029	55,088	65,584	144,597	145,576	82,683	73,524

CHANGE IN UNITS:
Beginning units	2,822	3,859	499	523	766	902	528	531
Units purchased	311	194	1,433	26	10	39	44	3
Units surrendered	(1,338)	(1,231)	(1,531)	(50)	(118)	(175)	(23)	(6)

Ending units	1,795	2,822	401	499	658	766	549	528

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMD1		NVCRA1		NVCRB1		NVDBL2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,131)	(1,104)	(108)	(102)	(1,116)	(1,186)	(1)	(4)
Realized gain (loss) on investments	(156)	(173)	63	47	(71)	46	(104)	(11)
Change in unrealized gain (loss) on investments	11,652	(27,518)	1,697	(2,457)	11,764	(29,582)	129	(214)
Reinvested capital gains	9,865	4,404	901	52	7,434	5,268	-	120

Net increase (decrease) in contract owners’ equity resulting from operations	20,230	(24,391)	2,553	(2,460)	18,011	(25,454)	24	(109)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,849	8,860	637	637	289	579	3	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(8,540)	(7,472)	(314)	(292)	(9,377)	(5,002)	(562)	(98)
Adjustments to maintain reserves	(85)	158	(82)	84	40	(108)	(55)	97

Net equity transactions	2,224	1,546	241	429	(9,048)	(4,531)	(614)	(1)

Net change in contract owners’ equity	22,454	(22,845)	2,794	(2,031)	8,963	(29,985)	(590)	(110)
Contract owners’ equity at beginning of period	142,166	165,011	13,362	15,393	149,570	179,555	590	700

Contract owners’ equity at end of period	$164,620	142,166	16,156	13,362	158,533	149,570	-	590

CHANGE IN UNITS:
Beginning units	786	778	65	63	883	909	3	3
Units purchased	60	49	3	3	7	6	-	1
Units surrendered	(48)	(41)	(2)	(1)	(58)	(32)	(3)	(1)

Ending units	798	786	66	65	832	883	-	3

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIE6		NVLCP1		NVMIG1		NVMIVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$506	733	2,527	5,821	6,215	(4,245)	18,730	30,476
Realized gain (loss) on investments	140	177	(10,439)	(727)	(50,702)	(20,393)	37,651	28,533
Change in unrealized gain (loss) on investments	4,447	(8,864)	13,841	(11,928)	111,584	(329,099)	74,478	(147,265)
Reinvested capital gains	-	3,332	-	388	-	22,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,093	(4,622)	5,929	(6,446)	67,097	(331,404)	130,859	(88,256)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	226,660	214,150	9,224	9,669	92,461	38,445
Transfers between funds	-	-	-	-	1	1	7	14
Surrenders (notes 2, 3, 4, 5 and 6)	(1,080)	(956)	(396,945)	(6,861)	(107,705)	(20,481)	(237,725)	(251,806)
Adjustments to maintain reserves	(26)	36	58	25	(43)	114	45	(81)

Net equity transactions	(1,106)	(920)	(170,227)	207,314	(98,523)	(10,697)	(145,212)	(213,428)

Net change in contract owners’ equity	3,987	(5,542)	(164,298)	200,868	(31,426)	(342,101)	(14,353)	(301,684)
Contract owners’ equity at beginning of period	25,316	30,858	242,014	41,146	530,287	872,388	972,167	1,273,851

Contract owners’ equity at end of period	$29,303	25,316	77,716	242,014	498,861	530,287	957,814	972,167

CHANGE IN UNITS:
Beginning units	223	231	1,664	243	4,572	4,634	6,011	7,171
Units purchased	-	1	1,547	1,473	98	439	545	359
Units surrendered	(9)	(9)	(2,710)	(52)	(924)	(501)	(1,441)	(1,519)

Ending units	214	223	501	1,664	3,746	4,572	5,115	6,011

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG1		NVMMG1		NVMMV2		NVNMO1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$51,805	48,078	(19,896)	(20,920)	3,873	3,275	(526)	(703)
Realized gain (loss) on investments	(51,219)	(74,765)	(285,543)	(106,332)	(7,544)	(13,522)	7,766	2,393
Change in unrealized gain (loss) on investments	277,134	(335,284)	800,631	(2,288,184)	(32,132)	(46,750)	18,061	(65,330)
Reinvested capital gains	58,094	200,189	-	796,630	73,657	38,583	14,984	22,027

Net increase (decrease) in contract owners’ equity resulting from operations	335,814	(161,782)	495,192	(1,618,806)	37,854	(18,414)	40,285	(41,613)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	37,781	45,975	120,294	120,651	19,356	18,931	8,737	9,737
Transfers between funds	2	-	18	18	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(112,370)	(205,310)	(336,839)	(215,340)	(27,898)	(59,044)	(36,383)	(17,065)
Adjustments to maintain reserves	(113)	149	(192)	89	(80)	130	(27)	(112)

Net equity transactions	(74,700)	(159,186)	(216,719)	(94,582)	(8,622)	(39,983)	(27,673)	(7,440)

Net change in contract owners’ equity	261,114	(320,968)	278,473	(1,713,388)	29,232	(58,397)	12,612	(49,053)
Contract owners’ equity at beginning of period	1,008,636	1,329,604	2,597,250	4,310,638	497,843	556,240	187,869	236,922

Contract owners’ equity at end of period	$1,269,750	1,008,636	2,875,723	2,597,250	527,075	497,843	200,481	187,869

CHANGE IN UNITS:
Beginning units	2,285	2,651	8,148	8,417	1,750	1,889	708	735
Units purchased	83	117	510	667	111	82	35	41
Units surrendered	(232)	(483)	(1,126)	(936)	(143)	(221)	(126)	(68)

Ending units	2,136	2,285	7,532	8,148	1,718	1,750	617	708

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNSR1		NVNSR2		NVOLG1		NVRE1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	(128)	(510)	(473)	121,989	28,023	17,883	11,587
Realized gain (loss) on investments	(1)	(12,672)	(2,028)	(3,107)	318,915	78,286	13,072	39,303
Change in unrealized gain (loss) on investments	1	3,617	10,064	(42,751)	3,065,642	(6,130,402)	76,639	(745,644)
Reinvested capital gains	-	-	13,508	8,109	-	1,145,950	27,108	117,719

Net increase (decrease) in contract owners’ equity resulting from operations	-	(9,183)	21,034	(38,222)	3,506,546	(4,878,143)	134,702	(577,035)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	938	938	610,407	498,731	28,233	105,358
Transfers between funds	-	-	-	-	(13,186)	(39)	-	(4)
Surrenders (notes 2, 3, 4, 5 and 6)	(3)	(46,092)	(13,096)	(23,736)	(1,804,992)	(1,798,757)	(231,203)	(238,018)
Adjustments to maintain reserves	3	(2)	58	(20)	262	569	(10)	87

Net equity transactions	-	(46,094)	(12,100)	(22,818)	(1,207,509)	(1,299,496)	(202,980)	(132,577)

Net change in contract owners’ equity	-	(55,277)	8,934	(61,040)	2,299,037	(6,177,639)	(68,278)	(709,612)
Contract owners’ equity at beginning of period	-	55,277	107,247	168,287	15,792,465	21,970,104	1,278,449	1,988,061

Contract owners’ equity at end of period	$-	-	116,181	107,247	18,091,502	15,792,465	1,210,171	1,278,449

CHANGE IN UNITS:
Beginning units	-	166	425	510	25,588	27,601	6,719	7,413
Units purchased	-	-	5	57	1,232	1,129	227	1,046
Units surrendered	-	(166)	(46)	(142)	(2,870)	(3,142)	(1,269)	(1,740)

Ending units	-	-	384	425	23,950	25,588	5,677	6,719

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVSTB2		NVTIV3		SAM4		SCF4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$9,157	843	60	104	126,446	23,976	(4,869)	(6,019)
Realized gain (loss) on investments	(280)	(356)	41	5	-	-	(495,842)	74,982
Change in unrealized gain (loss) on investments	3,825	(4,577)	364	(403)	-	-	711,418	(1,283,046)
Reinvested capital gains	-	-	-	-	-	60	12,009	573,208

Net increase (decrease) in contract owners’ equity resulting from operations	12,702	(4,090)	465	(294)	126,446	24,036	222,716	(640,875)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	243,205	4,399	-	-	3,976,560	6,879,387	559,720	1,765,717
Transfers between funds	-	-	-	-	1	2	5	(9)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,585)	(5,976)	(557)	(522)	(2,828,606)	(7,182,128)	(988,273)	(1,577,401)
Adjustments to maintain reserves	(10)	(34)	(16)	(3)	21	14	527	(917)

Net equity transactions	240,610	(1,611)	(573)	(525)	1,147,976	(302,725)	(428,021)	187,390

Net change in contract owners’ equity	253,312	(5,701)	(108)	(819)	1,274,422	(278,689)	(205,305)	(453,485)
Contract owners’ equity at beginning of period	59,154	64,855	3,420	4,239	2,681,271	2,959,960	2,373,246	2,826,731

Contract owners’ equity at end of period	$312,466	59,154	3,312	3,420	3,955,693	2,681,271	2,167,941	2,373,246

CHANGE IN UNITS:
Beginning units	545	561	18	21	12,830	14,296	4,852	4,613
Units purchased	2,237	32	-	1	23,337	43,193	1,211	3,602
Units surrendered	(30)	(48)	(3)	(4)	(16,691)	(44,659)	(2,185)	(3,363)

Ending units	2,752	545	15	18	19,476	12,830	3,878	4,852

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCGF		SCVF4		TRF4		AMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,379)	(1,532)	(3,882)	(5,442)	7,217	5,609	(59)	(64)
Realized gain (loss) on investments	(14,290)	(13,319)	(56,121)	(54,022)	42,196	61,785	(240)	8
Change in unrealized gain (loss) on investments	45,034	(103,222)	202,987	(363,695)	(78,654)	(309,429)	1,828	(5,736)
Reinvested capital gains	-	32,237	61,796	210,709	109,668	121,134	-	1,910

Net increase (decrease) in contract owners’ equity resulting from operations	29,365	(85,836)	204,780	(212,450)	80,427	(120,901)	1,529	(3,882)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,942	6,476	55,935	58,074	56,933	56,442	464	1,068
Transfers between funds	-	(40)	1	58	4	15	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,277)	(34,322)	(135,948)	(161,654)	(116,747)	(144,892)	(1,347)	(1,191)
Adjustments to maintain reserves	(267)	304	(80)	(225)	(140)	547	(67)	171

Net equity transactions	5,398	(27,582)	(80,092)	(103,747)	(59,950)	(87,888)	(950)	48

Net change in contract owners’ equity	34,763	(113,418)	124,688	(316,197)	20,477	(208,789)	579	(3,834)
Contract owners’ equity at beginning of period	171,171	284,589	1,274,714	1,590,911	1,109,947	1,318,736	9,300	13,134

Contract owners’ equity at end of period	$205,934	171,171	1,399,402	1,274,714	1,130,424	1,109,947	9,879	9,300

CHANGE IN UNITS:
Beginning units	390	455	2,631	2,859	877	946	8	8
Units purchased	96	19	145	143	70	57	-	-
Units surrendered	(75)	(84)	(256)	(371)	(113)	(126)	(1)	-

Ending units	411	390	2,520	2,631	834	877	7	8

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMMCGS		AMSRS		AMTB		PMVFBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(351)	(493)	(3,163)	(2,493)	10,611	10,480	7	-
Realized gain (loss) on investments	(2,592)	11,202	19,371	20,411	(7,550)	(3,668)	(6)	-
Change in unrealized gain (loss) on investments	10,620	(53,602)	191,992	(359,803)	11,124	(27,751)	4	(1)
Reinvested capital gains	-	12,185	15,206	98,170	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,677	(30,708)	223,406	(243,715)	14,185	(20,939)	5	(1)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,557	1,539	22,956	26,096	22,520	68,558	505	-
Transfers between funds	(6)	-	(7)	11	-	(10)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(16,644)	(42,904)	(195,890)	(133,690)	(73,332)	(79,733)	(93)	-
Adjustments to maintain reserves	(54)	(49)	(22)	(520)	234	(325)	3	1

Net equity transactions	(14,147)	(41,414)	(172,963)	(108,103)	(50,578)	(11,510)	415	1

Net change in contract owners’ equity	(6,470)	(72,122)	50,443	(351,818)	(36,393)	(32,449)	420	-
Contract owners’ equity at beginning of period	53,604	125,726	963,338	1,315,156	321,649	354,098	-	-

Contract owners’ equity at end of period	$47,134	53,604	1,013,781	963,338	285,256	321,649	420	-

CHANGE IN UNITS:
Beginning units	309	524	1,176	1,280	1,541	1,591	-	-
Units purchased	11	13	28	44	188	414	4	-
Units surrendered	(76)	(228)	(218)	(148)	(333)	(464)	-	-

Ending units	244	309	986	1,176	1,396	1,541	4	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVLDA		PVEIB		PVGOB		PVTIGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$13,807	3,966	1,577	922	(1,242)	(1,186)	(287)	318
Realized gain (loss) on investments	(15,423)	(92,436)	1,526	965	2,847	277	82	(10)
Change in unrealized gain (loss) on investments	24,423	(2,585)	9,344	(17,773)	58,633	(94,904)	6,987	(11,652)
Reinvested capital gains	-	-	7,304	10,761	2,440	29,437	-	4,257

Net increase (decrease) in contract owners’ equity resulting from operations	22,807	(91,055)	19,751	(5,125)	62,678	(66,376)	6,782	(7,087)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,013,520	2,214,731	20,428	3,333	3,025	3,265	59	34
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(709,798)	(3,234,665)	(11,816)	(6,980)	(15,143)	(3,479)	(496)	(399)
Adjustments to maintain reserves	22	(83)	114	(279)	129	19	(148)	116

Net equity transactions	303,744	(1,020,017)	8,726	(3,926)	(11,989)	(195)	(585)	(249)

Net change in contract owners’ equity	326,551	(1,111,072)	28,477	(9,051)	50,689	(66,571)	6,197	(7,336)
Contract owners’ equity at beginning of period	346,246	1,457,318	124,483	133,534	147,516	214,087	38,720	46,056

Contract owners’ equity at end of period	$672,797	346,246	152,960	124,483	198,205	147,516	44,917	38,720

CHANGE IN UNITS:
Beginning units	2,958	11,646	717	732	568	567	142	143
Units purchased	8,717	18,033	72	23	12	19	2	1
Units surrendered	(6,159)	(26,721)	(54)	(38)	(49)	(18)	(2)	(2)

Ending units	5,516	2,958	735	717	531	568	142	142

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRHS2		VWBF		VWEM		VWHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,947)	(3,158)	25,054	16,387	32,049	(5,156)	8,076	5,078
Realized gain (loss) on investments	11,680	21,055	22,362	(72,568)	(239,988)	(52,998)	12,293	20,355
Change in unrealized gain (loss) on investments	(15,743)	(112,014)	7,188	31,750	303,672	(574,384)	(40,612)	5,914
Reinvested capital gains	8,549	5,598	-	-	-	229,140	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,539	(88,519)	54,604	(24,431)	95,733	(403,398)	(20,243)	31,347

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,483	16,850	617,021	792,667	402,963	81,405	20,355	68,802
Transfers between funds	-	-	-	8	(2)	(83)	(2)	(56)
Surrenders (notes 2, 3, 4, 5 and 6)	(108,178)	(221,165)	(909,670)	(528,328)	(480,999)	(203,260)	(46,176)	(110,256)
Adjustments to maintain reserves	(48)	(201)	(158)	287	(100)	423	(259)	571

Net equity transactions	(95,743)	(204,516)	(292,807)	264,634	(78,138)	(121,515)	(26,082)	(40,939)

Net change in contract owners’ equity	(93,204)	(293,035)	(238,203)	240,203	17,595	(524,913)	(46,325)	(9,592)
Contract owners’ equity at beginning of period	329,086	622,121	669,931	429,728	1,099,713	1,624,626	440,775	450,367

Contract owners’ equity at end of period	$235,882	329,086	431,728	669,931	1,117,308	1,099,713	394,450	440,775

CHANGE IN UNITS:
Beginning units	564	924	2,449	1,284	2,774	2,991	773	906
Units purchased	46	38	2,476	3,302	1,194	380	78	84
Units surrendered	(213)	(398)	(3,644)	(2,137)	(1,362)	(597)	(139)	(217)

Ending units	397	564	1,281	2,449	2,606	2,774	712	773

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVEI		VVHGB		VVHYB		VVMCI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,784	9,444	1,449	1,284	8,007	8,999	4,153	1,408
Realized gain (loss) on investments	3,060	18,442	(4,957)	(927)	(1,612)	(3,095)	4,096	35,992
Change in unrealized gain (loss) on investments	(3,119)	(101,249)	7,371	(18,915)	13,691	(30,529)	98,923	(345,758)
Reinvested capital gains	26,651	62,876	-	834	-	-	15,500	94,898

Net increase (decrease) in contract owners’ equity resulting from operations	35,376	(10,487)	3,863	(17,724)	20,086	(24,625)	122,672	(213,460)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,949	17,836	5,685	6,569	6,783	7,329	24,316	50,511
Transfers between funds	-	(12)	-	-	(1)	-	1	(3)
Surrenders (notes 2, 3, 4, 5 and 6)	(41,689)	(92,200)	(31,120)	(9,183)	(9,866)	(26,435)	(75,853)	(124,174)
Adjustments to maintain reserves	177	65	27	69	(106)	218	(268)	318

Net equity transactions	(23,563)	(74,311)	(25,408)	(2,545)	(3,190)	(18,888)	(51,804)	(73,348)

Net change in contract owners’ equity	11,813	(84,798)	(21,545)	(20,269)	16,896	(43,513)	70,868	(286,808)
Contract owners’ equity at beginning of period	530,346	615,144	107,008	127,277	197,646	241,159	861,247	1,148,055

Contract owners’ equity at end of period	$542,159	530,346	85,463	107,008	214,542	197,646	932,115	861,247

CHANGE IN UNITS:
Beginning units	1,040	1,187	711	727	796	872	1,474	1,580
Units purchased	54	36	60	59	65	31	58	105
Units surrendered	(101)	(183)	(228)	(75)	(80)	(107)	(142)	(211)

Ending units	993	1,040	543	711	781	796	1,390	1,474

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

*	At December 31, 2023, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)		8/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023
NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023
NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMMCGS	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PVGOB	Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	5/1/2023

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.75% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	4.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $420.28 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 - $60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$5.00 per month - $17.50 plus $0.11 per $1,000 on 1st million of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 30% to 35% of all premiums to date or, (2) during Policy Years 1-11, 60% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $4.90 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	6.00% of an outstanding policy loan
Other Withdrawal/Surrender Fees	$25.00 per request
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Survivorship Additional Insurance Benefit Rider Charge	$0.00 - $93.08 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month

For the years ended December 31, 2023 and 2022, total front-end sales charge deductions were $192,763 and $168,736, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $14,405,321 and $21,355,461, respectively, and total transfers from the Separate Account to the fixed account were $15,190,393 and $21,704,571, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$26,064	$19,268
ALVSVA	30,047	20,455
AASCO	116,552	372,068
SVDF	31,437	46,802
SVOF	7,952	8,064
WFVSCG	5,047	20,771
ACVI	53,058	109,913
ACVIG	9,583	17,740
ACVIP2	11,394	22,739
ACVMV1	88,376	198,465
ACVU1	12,555	8,852
MLVGA2	6,373	137,819
DSC	3,216	13,288
DSIF	284,456	812,623
DVSCS	180,757	390,548
FQB	9,731	12,812
FVU2	4,381	8,639
FAMP	77,982	99,723
FCP	501	618
FEIP	456,013	621,435
FEIS	60,975	38,254
FF30S	2,649	593
FGP	1,444,780	2,031,938
FGS	51,388	92,005
FHIP	891,074	1,151,622
FIGBP	474,628	374,653
FIGBS	8,131	6,849
FMCS	85,677	272,137
FNRS2	37,831	213,964
FOP	117,946	328,117
FOS	20,858	47,297
FVSS	18,418	29,617
FTVDM2	943,523	708,172
FTVFA2	31	44
FTVGI2	657,611	620,384
FTVSVI	62,572	88,812
TIF	5,223	8,229
ACEG	6,566	2,960
MSVMV	2,609	931
OVAG	5,578	11,708
OVGS	179,761	215,387
OVSB	5,252	5,758
OVSC	6,865	35,681
WRASP	3,696	50,373
JABS	117,849	80,921
JACAS	9,928	98,684
JAGTS	512,419	437,498
JAIGS	180,335	199,216
MV2IGI	9,378	9,436
MVFIC	788,212	1,382,681
MSEM	2,057	331
MSVRE	15,402	7,263
EIF4	220,595	114,779
GBF	4,102	2,010
GBF4	524,247	607,359
GEM	20,994	43,052
GIG	607,288	1,051,955

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

GVAAA2	15,023	32,919
GVABD2	434	844
GVAGG2	16,851	10,842
GVAGI2	7,314	3,589
GVAGR2	26,013	124,489
GVDMA	64,929	271,506
GVDMC	3,515	7,033
GVEX4	1,249,520	2,591,127
GVIDA	20,852	25,295
GVIDC	15,494	25,794
GVIDM	72,504	234,331
HIBF	25,841	8,671
MCIF	131,312	76,496
MSBF	75,411	58,295
NVAMV1	39,332	37,032
NVAMVX	56,040	196,849
NVCBD1	193,394	203,843
NVCCA1	11,960	24,146
NVCCN1	6,628	2,597
NVCMD1	15,923	4,880
NVCRA1	1,536	421
NVCRB1	8,088	10,856
NVDBL2	—	563
NVIE6	709	1,283
NVLCP1	229,841	397,598
NVMIG1	15,355	107,621
NVMIVX	95,538	222,064
NVMLG1	132,064	96,751
NVMMG1	73,843	310,266
NVMMV2	103,947	34,959
NVNMO1	19,746	32,934
NVNSR1	—	4
NVNSR2	14,692	13,853
NVOLG1	554,286	1,640,068
NVRE1	81,857	239,834
NVSTB2	254,048	4,271
NVTIV3	81	578
SAM4	4,043,994	2,769,593
SCF4	571,936	993,344
SCGF	37,902	33,615
SCVF4	95,395	117,492
TRF4	171,700	114,626
AMCG	409	1,351
AMMCGS	2,189	16,631
AMSRS	25,946	186,844
AMTB	44,536	84,737
PMVFBA	514	95
PMVLDA	1,046,174	728,645
PVEIB	30,124	12,631
PVGOB	4,190	15,110
PVTIGB	327	1,052
TRHS2	34,115	123,208
VWBF	637,838	905,433
VWEM	412,446	458,435
VWHA	38,697	56,444
VVEI	57,590	45,894
VVHGB	8,964	32,951
VVHYB	23,598	18,676
VVMCI	45,067	76,950

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	0.65%	to	0.75%	380	$1,045.76	to	$512.19	$226,331	1.49%	11.30%	to	11.19%
2022	0.65%	to	0.75%	392	939.56	to	460.63	214,572	1.41%	-4.81%	to	-4.91%
2021	0.65%	to	0.75%	417	987.05	to	484.40	241,219	0.81%	27.33%	to	27.20%
2020	0.65%	to	0.75%	452	775.21	to	380.82	210,385	1.59%	2.06%	to	1.95%
2019	0.65%	to	0.75%	474	759.59	to	373.52	216,042	1.17%	23.11%	to	22.99%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.65%	to	0.75%	357	1,300.89	to	637.14	298,419	1.07%	16.42%	to	16.31%
2022	0.65%	to	0.75%	370	1,117.39	to	547.81	271,041	1.09%	-16.17%	to	-16.26%
2021	0.65%	to	0.75%	378	1,333.00	to	654.17	333,488	0.82%	35.07%	to	34.93%
2020	0.65%	to	0.75%	422	986.91	to	484.81	287,939	1.06%	2.70%	to	2.60%
2019	0.65%	to	0.75%	451	960.97	to	472.54	301,522	0.60%	19.32%	to	19.20%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2023	0.65%	to	0.75%	5,124	835.72	to	406.45	2,893,552	0.00%	15.74%	to	15.62%
2022	0.65%	to	0.75%	5,517	722.08	to	351.53	2,723,107	0.00%	-38.42%	to	-38.48%
2021	0.65%	to	0.75%	5,838	1,172.49	to	571.38	4,741,720	0.00%	-6.67%	to	-6.76%
2020	0.65%	to	0.75%	6,030	1,256.27	to	612.83	5,275,668	1.09%	66.07%	to	65.90%
2019	0.65%	to	0.75%	6,733	756.47	to	369.39	3,552,728	0.00%	28.50%	to	28.37%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	0.65%			477	565.03			269,343	0.00%	19.37%
2022	0.65%			501	473.36			237,153	0.00%	-38.25%
2021	0.65%			491	766.59			376,394	0.00%	-5.66%
2020	0.65%			273	812.55			221,827	0.00%	61.60%
2019	0.65%			367	502.83			184,537	0.00%	38.12%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	0.65%			86	1,052.11			90,555	0.00%	25.68%
2022	0.65%			93	837.12			77,853	0.00%	-21.32%
2021	0.65%			98	1,063.95			104,267	0.04%	23.97%
2020	0.65%			118	858.24			101,272	0.44%	20.22%
2019	0.65%			123	713.88			87,808	0.29%	30.61%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.75%			162	439.25			70,983	0.00%	3.33%
2022	0.75%			197	425.09			83,743	0.00%	-34.91%
2021	0.75%			185	653.10			120,823	0.00%	6.84%
2020	0.75%			178	611.31			108,813	0.00%	56.61%
2019	0.75%			280	390.35			109,298	0.00%	23.90%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	0.65%			448	550.82			246,822	1.35%	11.84%
2022	0.65%			563	492.49			277,270	1.58%	-25.24%
2021	0.65%			769	658.77			506,594	0.15%	8.05%
2020	0.65%			711	609.72			433,509	0.43%	25.06%
2019	0.65%			595	487.52			290,076	0.80%	27.59%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.65%	to	0.75%	477	940.57	to	450.66	248,971	1.54%	7.95%	to	7.84%
2022	0.65%	to	0.75%	488	871.29	to	417.88	241,105	1.76%	-13.30%	to	-13.39%
2021	0.65%	to	0.75%	519	1,004.95	to	482.46	293,282	1.07%	22.85%	to	22.73%
2020	0.65%	to	0.75%	531	818.03	to	393.12	244,471	1.89%	11.08%	to	10.97%
2019	0.65%	to	0.75%	548	736.41	to	354.25	230,814	2.11%	23.15%	to	23.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.65%	to	0.75%	840	326.21	to	159.76	149,038	3.24%	2.73%	to	2.63%
2022	0.65%	to	0.75%	934	317.54	to	155.67	159,962	5.01%	-13.64%	to	-13.73%
2021	0.65%	to	0.75%	963	367.69	to	180.43	190,049	3.13%	5.58%	to	5.47%
2020	0.65%	to	0.75%	975	348.25	to	171.07	182,384	1.35%	8.84%	to	8.74%
2019	0.65%	to	0.75%	1,035	319.96	to	157.32	180,715	2.31%	8.20%	to	8.09%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.75%			907	472.55			428,579	2.21%	5.34%
2022	0.75%			1,300	448.58			583,154	2.24%	-1.93%
2021	0.75%			1,143	457.41			522,815	1.14%	22.28%
2020	0.75%			1,316	374.05			492,256	1.79%	0.45%
2019	0.75%			1,417	372.36			527,637	2.08%	28.19%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	0.65%			127	1,317.98			166,856	0.00%	42.58%
2022	0.65%			132	924.36			122,015	0.00%	-32.81%
2021	0.65%			132	1,375.80			181,605	0.00%	22.36%
2020	0.65%			131	1,124.37			147,292	0.00%	48.88%
2019	0.65%			141	755.20			106,483	0.00%	33.71%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2023	0.75%			584	231.25			134,949	1.38%	11.76%
2022	0.75%			1,197	206.92			247,684	0.00%	-16.61%
2021	0.75%			1,541	248.15			382,398	0.74%	5.75%
2020	0.75%			1,733	234.65			406,646	1.01%	19.90%
2019	0.75%			2,224	195.70			435,236	0.98%	16.95%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.65%	to	0.75%	1,061	827.61	to	406.15	459,149	0.79%	22.89%	to	22.77%
2019	0.65%	to	0.75%	978	673.47	to	330.84	346,502	1.18%	35.22%	to	35.08%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2023	0.65%	to	0.75%	144	709.31	to	347.40	73,490	0.36%	8.58%	to	8.47%
2022	0.65%	to	0.75%	176	653.28	to	320.28	79,013	0.00%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	179	788.60	to	387.01	98,175	0.11%	15.71%	to	15.59%
2020	0.65%	to	0.75%	187	681.55	to	334.81	88,256	0.65%	19.12%	to	19.00%
2019	0.65%	to	0.75%	206	572.18	to	281.36	84,996	0.00%	20.99%	to	20.87%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.65%	to	0.75%	3,199	1,300.81	to	637.11	2,317,056	1.37%	25.11%	to	24.99%
2022	0.65%	to	0.75%	4,099	1,039.69	to	509.72	2,424,851	1.32%	-18.85%	to	-18.93%
2021	0.65%	to	0.75%	4,864	1,281.14	to	628.72	3,700,772	1.14%	27.58%	to	27.45%
2020	0.65%	to	0.75%	5,130	1,004.19	to	493.30	2,995,027	1.56%	17.24%	to	17.13%
2019	0.65%	to	0.75%	6,410	856.50	to	421.17	3,067,551	1.71%	30.33%	to	30.20%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.65%	to	0.75%	2,880	1,354.83	to	658.02	2,002,299	1.05%	14.64%	to	14.53%
2022	0.65%	to	0.75%	3,378	1,181.80	to	574.55	2,061,683	0.95%	-17.19%	to	-17.27%
2021	0.65%	to	0.75%	3,899	1,427.09	to	694.50	2,905,623	0.71%	25.33%	to	25.20%
2020	0.65%	to	0.75%	4,784	1,138.70	to	554.71	2,803,255	1.09%	9.92%	to	9.81%
2019	0.65%	to	0.75%	5,370	1,035.93	to	505.15	2,853,846	0.95%	21.42%	to	21.30%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.65%	to	0.75%	465	351.89	to	178.27	114,961	2.69%	5.45%	to	5.35%
2022	0.65%	to	0.75%	497	333.70	to	169.23	114,368	2.61%	-9.86%	to	-9.95%
2021	0.65%	to	0.75%	503	370.21	to	187.93	129,168	2.48%	-2.03%	to	-2.13%
2020	0.65%	to	0.75%	496	377.90	to	192.02	130,195	2.78%	7.42%	to	7.31%
2019	0.65%	to	0.75%	582	351.80	to	178.94	147,698	3.11%	8.73%	to	8.63%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	0.75%			416	117.93			49,079	2.00%	7.87%
2022	0.75%			460	109.32			50,289	1.84%	-14.40%
2021	0.75%			451	127.71			57,599	1.74%	17.63%
2020	0.75%			435	108.58			47,230	2.50%	0.18%
2019	0.75%			412	108.38			44,654	2.01%	19.33%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2023	0.65%	to	0.75%	1,643	1,050.27	to	517.98	1,305,553	2.34%	12.21%	to	12.10%
2022	0.65%	to	0.75%	1,719	935.95	to	462.06	1,217,941	2.04%	-15.49%	to	-15.57%
2021	0.65%	to	0.75%	1,926	1,107.45	to	547.27	1,583,416	1.57%	9.21%	to	9.10%
2020	0.65%	to	0.75%	2,514	1,014.08	to	501.63	2,049,253	1.51%	14.13%	to	14.01%
2019	0.65%	to	0.75%	2,613	888.56	to	439.98	1,855,735	1.82%	17.48%	to	17.37%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)
2021	0.65%			1	624.19			624	0.00%	0.00%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2023	0.65%	to	0.75%	4,546	1,830.68	to	1,001.80	6,020,218	1.90%	9.93%	to	9.82%
2022	0.65%	to	0.75%	4,832	1,665.27	to	912.19	5,875,438	1.87%	-5.57%	to	-5.67%
2021	0.65%	to	0.75%	5,219	1,763.54	to	966.98	6,772,021	1.90%	24.08%	to	23.96%
2020	0.65%	to	0.75%	5,769	1,421.24	to	780.07	6,087,766	1.83%	6.00%	to	5.90%
2019	0.65%	to	0.75%	5,877	1,340.75	to	736.63	5,952,929	2.00%	26.62%	to	26.49%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2023	0.75%			1,195	446.79			533,798	1.86%	9.71%
2022	0.75%			1,191	407.24			485,028	1.78%	-5.80%
2021	0.75%			1,400	432.30			605,218	1.81%	23.90%
2020	0.75%			1,484	348.92			517,802	1.76%	5.75%
2019	0.75%			1,504	329.95			496,248	1.92%	26.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2023	0.75%			227	306.88			69,613	2.41%	13.70%
2022	0.75%			223	269.90			60,187	1.87%	-17.56%
2021	0.75%			219	327.41			71,702	1.02%	11.40%
2020	0.75%			214	293.89			62,893	1.46%	15.88%
2019	0.75%			118	253.61			29,926	1.96%	23.44%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2023	0.65%	to	0.75%	7,349	3,287.57	to	1,656.48	16,081,977	0.13%	35.36%	to	35.22%
2022	0.65%	to	0.75%	7,877	2,428.81	to	1,225.01	12,899,647	0.62%	-24.95%	to	-25.02%
2021	0.65%	to	0.75%	8,479	3,236.05	to	1,633.78	18,403,289	0.00%	22.42%	to	22.29%
2020	0.65%	to	0.75%	8,996	2,643.47	to	1,335.94	16,087,149	0.07%	42.96%	to	42.82%
2019	0.65%	to	0.75%	10,177	1,849.08	to	935.41	12,649,006	0.26%	33.44%	to	33.31%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2023	0.75%			1,010	819.85			828,336	0.04%	35.08%
2022	0.75%			1,105	606.93			670,655	0.51%	-25.09%
2021	0.75%			1,159	810.17			938,988	0.00%	22.16%
2020	0.75%			1,342	663.19			890,001	0.06%	42.68%
2019	0.75%			1,608	464.82			747,435	0.17%	33.18%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2023	0.65%	to	0.75%	2,853	688.54	to	335.36	1,197,378	4.79%	9.76%	to	9.65%
2022	0.65%	to	0.75%	3,697	627.29	to	305.83	1,405,193	5.12%	-11.95%	to	-12.04%
2021	0.65%	to	0.75%	3,524	712.41	to	347.68	1,554,213	5.13%	3.73%	to	3.63%
2020	0.65%	to	0.75%	4,143	686.76	to	335.50	1,733,853	5.26%	2.08%	to	1.98%
2019	0.65%	to	0.75%	4,209	672.77	to	328.99	1,743,617	5.31%	14.36%	to	14.25%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2023	0.65%	to	0.75%	5,169	641.52	to	314.37	2,030,229	2.57%	5.52%	to	5.41%
2022	0.65%	to	0.75%	4,868	607.97	to	298.23	1,871,176	2.20%	-13.52%	to	-13.61%
2021	0.65%	to	0.75%	5,278	703.05	to	345.21	2,374,520	1.93%	-1.25%	to	-1.35%
2020	0.65%	to	0.75%	6,012	711.95	to	349.93	2,824,192	2.13%	8.69%	to	8.58%
2019	0.65%	to	0.75%	6,846	655.05	to	322.29	2,986,367	2.61%	8.96%	to	8.85%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2023	0.75%			305	174.63			53,220	2.56%	5.33%
2022	0.75%			302	165.79			50,070	2.20%	-13.67%
2021	0.75%			316	192.06			60,690	1.97%	-1.47%
2020	0.75%			292	194.91			56,915	2.06%	8.44%
2019	0.75%			347	179.74			62,371	2.60%	8.76%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2023	0.65%	to	0.75%	2,343	1,551.83	to	760.05	2,072,730	0.49%	14.26%	to	14.15%
2022	0.65%	to	0.75%	2,654	1,358.15	to	665.85	2,046,859	0.39%	-15.41%	to	-15.49%
2021	0.65%	to	0.75%	2,830	1,605.48	to	787.89	2,586,207	0.46%	24.69%	to	24.57%
2020	0.65%	to	0.75%	3,862	1,287.55	to	632.50	2,759,764	0.56%	17.27%	to	17.16%
2019	0.65%	to	0.75%	4,300	1,097.90	to	539.87	2,613,307	0.80%	22.55%	to	22.43%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.75%			743	249.21			185,042	2.19%	-0.05%
2022	0.75%			1,491	249.34			371,764	2.19%	61.65%
2021	0.75%			1,788	154.24			275,785	2.59%	53.67%
2020	0.75%			1,428	100.37			143,328	2.71%	-33.38%
2019	0.75%			1,104	150.67			166,336	1.84%	9.00%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2023	0.65%	to	0.75%	5,340	891.45	to	398.00	2,713,283	1.02%	19.73%	to	19.61%
2022	0.65%	to	0.75%	5,776	744.56	to	332.75	2,470,426	1.06%	-24.97%	to	-25.05%
2021	0.65%	to	0.75%	6,075	992.40	to	443.95	3,456,055	0.53%	18.92%	to	18.80%
2020	0.65%	to	0.75%	6,560	834.48	to	373.68	3,176,737	0.43%	14.87%	to	14.75%
2019	0.65%	to	0.75%	7,596	726.49	to	325.65	3,164,665	1.68%	26.94%	to	26.81%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2023	0.75%			892	370.79			330,779	0.95%	19.51%
2022	0.75%			973	310.26			301,879	0.99%	-25.15%
2021	0.75%			1,056	414.49			437,696	0.45%	18.68%
2020	0.75%			1,061	349.25			370,550	0.37%	14.63%
2019	0.75%			1,076	304.67			327,824	1.65%	26.72%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.65%	to	0.75%	420	1,335.41	to	654.05	306,042	1.10%	19.99%	to	19.87%
2022	0.65%	to	0.75%	460	1,112.91	to	545.62	276,534	1.09%	-7.79%	to	-7.89%
2021	0.65%	to	0.75%	437	1,206.99	to	592.33	265,019	1.45%	32.61%	to	32.48%
2020	0.65%	to	0.75%	461	910.15	to	447.10	210,762	1.21%	7.48%	to	7.37%
2019	0.65%	to	0.75%	485	846.82	to	416.41	209,277	1.56%	33.42%	to	33.29%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2023	0.75%			3,264	120.38			392,868	1.16%	11.78%
2022	0.75%			1,288	107.69			138,705	2.01%	-22.57%
2021	0.75%			1,171	139.07			162,855	0.36%	-6.44%
2020	0.75%			5,345	148.65			794,550	1.21%	16.31%
2019	0.75%			1,120	127.81			143,146	0.93%	25.75%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.75%			3	190.01			644	1.45%	13.76%
2022	0.75%			4	167.03			668	1.61%	-16.63%
2021	0.75%			4	200.34			801	1.71%	10.85%
2020	0.75%			3	180.73			542	1.46%	10.91%
2019	0.75%			3	162.95			489	3.59%	18.96%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.75%			4,943	86.19			426,043	0.00%	2.12%
2022	0.75%			4,327	84.40			365,208	0.00%	-5.66%
2021	0.75%			4,931	89.47			441,154	0.00%	-5.70%
2020	0.75%			5,430	94.88			515,177	9.08%	-5.99%
2019	0.75%			6,121	100.92			617,732	7.08%	1.25%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.65%	to	0.75%	2,307	991.92	to	487.28	1,236,685	1.47%	15.47%	to	15.36%
2019	0.65%	to	0.75%	2,447	859.00	to	422.40	1,135,338	1.59%	28.75%	to	28.62%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2023	0.65%	to	0.75%	1,238	1,283.42	to	628.58	825,573	0.73%	12.29%	to	12.18%
2022	0.65%	to	0.75%	1,343	1,142.94	to	560.34	803,203	1.24%	-10.40%	to	-10.49%
2021	0.65%	to	0.75%	1,529	1,275.59	to	626.00	1,016,894	1.14%	24.86%	to	24.73%
2020	0.65%	to	0.75%	1,764	1,021.66	to	501.88	942,493	1.69%	4.72%	to	4.62%
2019	0.65%	to	0.75%	1,917	975.56	to	479.72	986,560	1.32%	25.90%	to	25.78%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2023	0.65%	to	0.75%	113	584.34	to	286.20	65,279	3.38%	20.31%	to	20.19%
2022	0.65%	to	0.75%	121	485.70	to	238.12	58,274	3.35%	-7.99%	to	-8.08%
2021	0.65%	to	0.75%	132	527.84	to	259.04	69,138	2.02%	3.76%	to	3.66%
2020	0.65%	to	0.75%	141	508.72	to	249.91	71,462	3.58%	-1.56%	to	-1.66%
2019	0.65%	to	0.75%	149	516.77	to	254.11	76,727	1.99%	12.11%	to	11.99%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2023	0.75%			344	378.44			130,177	0.00%	39.88%
2022	0.65%	to	0.75%	337	546.91	to	270.55	91,177	0.00%	-31.56%	to	-31.63%
2021	0.65%	to	0.75%	336	799.10	to	395.70	132,561	0.00%	11.20%	to	11.09%
2020	0.65%	to	0.75%	484	718.61	to	356.20	173,126	0.06%	41.43%	to	41.29%
2019	0.65%	to	0.75%	740	508.10	to	252.10	236,988	0.00%	35.87%	to	35.73%
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2023	0.65%			36	234.96			8,409	0.66%	14.85%
2022	0.65%			35	204.57			7,160	0.78%	-3.24%
2021	0.65%			35	211.43			7,455	0.20%	5.71%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.65%	to	0.75%	718	269.32	to	134.17	103,245	0.00%	12.42%	to	12.31%
2022	0.65%	to	0.75%	740	239.56	to	119.46	97,288	0.00%	-31.43%	to	-31.50%
2021	0.65%	to	0.75%	878	349.36	to	174.39	193,007	0.00%	18.33%	to	18.21%
2020	0.65%	to	0.75%	780	295.25	to	147.53	126,297	0.00%	47.62%	to	47.53%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.65%	to	0.75%	839	749.44	to	367.79	353,609	1.48%	13.20%	to	13.09%
2019	0.65%	to	0.75%	894	662.02	to	325.21	340,915	1.01%	31.23%	to	31.09%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.65%	to	0.75%	2,747	1,024.78	to	501.40	1,461,626	0.23%	33.86%	to	33.73%
2022	0.65%	to	0.75%	3,146	765.53	to	374.93	1,250,626	0.00%	-32.21%	to	-32.27%
2021	0.65%	to	0.75%	3,524	1,129.21	to	553.61	2,048,762	0.00%	14.74%	to	14.63%
2020	0.65%	to	0.75%	3,967	984.14	to	482.96	2,071,766	0.70%	26.81%	to	26.68%
2019	0.65%	to	0.75%	4,764	776.07	to	381.24	1,987,574	0.90%	30.93%	to	30.80%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.65%	to	0.75%	403	219.45	to	108.50	45,297	0.00%	8.18%	to	8.07%
2022	0.65%	to	0.75%	409	202.85	to	100.40	41,986	0.00%	-12.03%	to	-12.12%
2021	0.65%	to	0.75%	417	230.60	to	114.25	48,921	4.79%	-4.04%	to	-4.13%
2020	0.65%	to	0.75%	379	240.31	to	119.17	46,379	6.08%	2.73%	to	2.63%
2019	0.65%	to	0.75%	382	233.92	to	116.12	47,893	3.94%	10.09%	to	9.98%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.65%	to	0.75%	289	1,457.22	to	713.71	220,977	1.15%	17.37%	to	17.25%
2022	0.65%	to	0.75%	326	1,241.61	to	608.71	216,162	0.54%	-16.38%	to	-16.46%
2021	0.65%	to	0.75%	332	1,484.79	to	728.67	265,358	0.35%	21.76%	to	21.64%
2020	0.65%	to	0.75%	397	1,219.45	to	599.05	263,900	0.62%	19.15%	to	19.03%
2019	0.65%	to	0.75%	463	1,023.45	to	503.26	256,940	0.21%	25.65%	to	25.53%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.75%			604	226.93			137,074	1.87%	13.09%
2022	0.75%			835	200.67			167,556	1.51%	-15.38%
2021	0.75%			910	237.13			215,785	1.51%	9.62%
2020	0.75%			1,066	216.32			230,601	2.08%	13.03%
2019	0.75%			1,106	191.39			211,679	2.04%	20.87%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2023	0.65%	to	0.75%	815	904.50	to	443.00	537,198	1.72%	14.39%	to	14.28%
2022	0.65%	to	0.75%	732	790.71	to	387.66	445,390	0.96%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	780	954.47	to	468.41	564,174	0.68%	16.15%	to	16.04%
2020	0.65%	to	0.75%	716	821.74	to	403.68	397,311	1.40%	13.29%	to	13.18%
2019	0.65%	to	0.75%	876	725.34	to	356.68	449,960	1.68%	21.48%	to	21.36%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2023	0.65%	to	0.75%	765	1,683.94	to	823.93	666,264	0.12%	38.75%	to	38.61%
2022	0.65%	to	0.75%	874	1,213.65	to	594.41	551,069	0.05%	-34.16%	to	-34.22%
2021	0.65%	to	0.75%	877	1,843.25	to	903.67	835,777	0.00%	21.81%	to	21.68%
2020	0.65%	to	0.75%	1,255	1,513.26	to	742.63	969,764	0.16%	38.13%	to	38.00%
2019	0.65%	to	0.75%	1,027	1,095.50	to	538.15	583,319	0.02%	35.97%	to	35.83%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.65%	to	0.75%	605	2,050.17	to	1,003.11	744,660	0.00%	53.28%	to	53.13%
2022	0.65%	to	0.75%	436	1,337.53	to	655.09	394,127	0.00%	-37.53%	to	-37.59%
2021	0.65%	to	0.75%	779	2,141.10	to	1,049.70	990,158	0.10%	16.98%	to	16.87%
2020	0.65%	to	0.75%	1,039	1,830.27	to	898.21	1,165,323	0.00%	49.75%	to	49.60%
2019	0.65%	to	0.75%	947	1,222.19	to	600.39	649,406	0.47%	43.88%	to	43.74%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.65%	to	0.75%	2,064	699.92	to	342.46	789,839	1.51%	9.87%	to	9.76%
2022	0.65%	to	0.75%	2,186	637.04	to	312.00	744,123	1.63%	-9.43%	to	-9.52%
2021	0.65%	to	0.75%	2,632	703.34	to	344.82	979,263	0.99%	12.55%	to	12.44%
2020	0.65%	to	0.75%	3,034	624.89	to	306.66	995,032	1.20%	15.27%	to	15.16%
2019	0.65%	to	0.75%	3,851	542.11	to	266.30	1,087,318	1.83%	25.89%	to	25.76%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2023	0.65%	to	0.75%	453	553.30	to	274.24	125,299	0.30%	23.21%	to	23.08%
2022	0.65%	to	0.75%	467	449.08	to	222.81	106,765	0.11%	-19.78%	to	-19.86%
2021	0.65%	to	0.75%	458	559.82	to	278.02	131,839	0.24%	25.16%	to	25.03%
2020	0.65%	to	0.75%	516	447.29	to	222.36	130,486	0.46%	21.73%	to	21.61%
2019	0.65%	to	0.75%	634	367.44	to	182.85	129,954	0.59%	39.05%	to	38.91%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2023	0.65%	to	0.75%	3,235	1,140.67	to	558.67	1,842,150	1.65%	7.23%	to	7.13%
2022	0.65%	to	0.75%	4,707	1,063.72	to	521.50	2,490,496	1.46%	-6.52%	to	-6.61%
2021	0.65%	to	0.75%	4,557	1,137.86	to	558.41	2,584,074	1.29%	24.64%	to	24.52%
2020	0.65%	to	0.75%	5,943	912.92	to	448.46	2,732,108	1.53%	2.80%	to	2.70%
2019	0.65%	to	0.75%	6,766	888.01	to	436.67	3,021,294	2.26%	28.96%	to	28.83%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2023	0.65%	to	0.75%	99	502.57	to	246.15	25,125	8.60%	11.12%	to	11.00%
2022	0.65%	to	0.75%	100	452.30	to	221.74	22,866	7.55%	-19.26%	to	-19.34%
2021	0.65%	to	0.75%	100	560.21	to	274.92	28,349	5.11%	-2.66%	to	-2.76%
2020	0.65%	to	0.75%	100	575.51	to	282.72	29,150	4.51%	4.86%	to	4.76%
2019	0.65%	to	0.75%	101	548.83	to	269.88	28,373	5.40%	13.51%	to	13.40%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2023	0.65%			37	833.23			30,688	2.56%	13.78%
2022	0.65%			27	732.34			19,773	1.24%	-27.53%
2021	0.65%			28	1,010.50			28,294	1.64%	38.90%
2020	0.65%			74	727.52			53,836	2.76%	-17.39%
2019	0.65%			105	880.68			92,471	1.44%	18.17%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2023	0.65%	to	0.75%	3,442	890.76	to	434.10	1,612,010	1.86%	11.31%	to	11.20%
2022	0.65%	to	0.75%	3,530	800.23	to	390.37	1,486,617	1.45%	-4.61%	to	-4.70%
2021	0.65%	to	0.75%	3,899	838.90	to	409.64	1,722,531	1.29%	19.50%	to	19.38%
2020	0.65%	to	0.75%	4,105	702.01	to	343.14	1,523,777	1.71%	2.96%	to	2.86%
2019	0.65%	to	0.75%	4,297	681.84	to	333.61	1,554,017	1.80%	26.47%	to	26.34%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.75%			317	139.21			44,098	2.77%	3.92%
2022	0.75%			308	133.96			41,259	2.47%	-13.20%
2021	0.75%			223	154.34			34,417	1.71%	-2.81%
2020	0.75%			203	158.80			32,237	2.17%	5.29%
2019	0.75%			190	150.83			28,657	2.34%	5.48%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2023	0.65%	to	0.75%	1,186	482.06	to	283.55	452,448	2.48%	4.03%	to	3.92%
2022	0.65%	to	0.75%	1,546	463.39	to	272.84	533,370	2.17%	-13.13%	to	-13.22%
2021	0.65%	to	0.75%	2,652	533.43	to	314.40	966,077	2.28%	-2.71%	to	-2.81%
2020	0.65%	to	0.75%	1,664	548.30	to	323.48	708,458	1.56%	5.40%	to	5.30%
2019	0.65%	to	0.75%	2,425	520.19	to	307.21	885,763	2.28%	5.49%	to	5.38%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.65%	to	0.75%	498	667.74	to	327.04	184,336	1.69%	3.49%	to	3.39%
2022	0.65%	to	0.75%	558	645.22	to	316.33	199,848	0.90%	-25.23%	to	-25.31%
2021	0.65%	to	0.75%	572	862.97	to	423.51	272,552	0.93%	-7.88%	to	-7.97%
2020	0.65%	to	0.75%	607	936.76	to	460.18	311,258	1.85%	12.56%	to	12.45%
2019	0.65%	to	0.75%	803	832.20	to	409.22	367,518	2.72%	22.15%	to	22.03%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.75%			3,004	146.54			440,181	1.72%	20.80%
2022	0.75%			6,484	121.31			786,596	9.19%	-14.76%
2021	0.75%			891	142.33			126,812	0.95%	11.82%
2020	0.75%			4,118	127.28			524,153	1.65%	7.14%
2019	0.75%			1,765	118.80			209,680	2.05%	18.23%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.75%			449	265.81			119,470	0.00%	12.99%
2022	0.75%			576	235.25			135,502	0.00%	-14.39%
2021	0.75%			693	274.78			190,423	1.14%	13.85%
2020	0.75%			788	241.35			190,182	1.49%	11.16%
2019	0.75%			841	217.12			182,595	1.71%	19.88%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.75%			69	130.15			9,000	0.00%	3.72%
2022	0.75%			72	125.48			9,034	0.00%	-13.45%
2021	0.75%			78	144.99			11,309	1.88%	-1.46%
2020	0.75%			96	147.13			14,124	1.79%	8.39%
2019	0.75%			140	135.74			19,004	1.85%	8.17%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.75%			408	358.75			146,490	0.00%	21.23%
2022	0.75%			428	295.92			126,652	0.00%	-25.61%
2021	0.75%			434	397.81			172,649	0.00%	15.14%
2020	0.75%			442	345.51			152,715	0.64%	28.96%
2019	0.75%			484	267.92			129,674	0.72%	33.77%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.75%			200	323.61			64,750	0.00%	24.75%
2022	0.75%			204	259.41			52,920	0.00%	-17.44%
2021	0.75%			498	314.20			156,472	1.49%	22.72%
2020	0.75%			217	256.03			55,558	1.61%	12.23%
2019	0.75%			226	228.12			51,555	1.34%	24.73%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.75%			482	495.81			238,891	0.00%	36.93%
2022	0.75%			769	362.10			278,457	0.00%	-30.74%
2021	0.75%			1,084	522.79			566,709	0.00%	20.63%
2020	0.75%			1,287	433.40			557,786	0.65%	50.36%
2019	0.75%			1,478	288.23			426,009	0.35%	29.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.65%	to	0.75%	4,440	753.22	to	367.03	1,731,052	0.00%	17.17%	to	17.05%
2022	0.65%	to	0.75%	5,056	642.87	to	313.57	1,676,616	0.00%	-18.81%	to	-18.89%
2021	0.65%	to	0.75%	5,277	791.80	to	386.60	2,157,177	0.16%	12.89%	to	12.78%
2020	0.65%	to	0.75%	5,516	701.38	to	342.80	2,011,708	0.22%	11.60%	to	11.49%
2019	0.65%	to	0.75%	5,740	628.48	to	307.47	1,876,267	2.07%	21.04%	to	20.92%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.65%	to	0.75%	195	468.95	to	231.10	46,243	0.00%	10.53%	to	10.42%
2022	0.65%	to	0.75%	211	424.29	to	209.30	45,022	0.00%	-14.94%	to	-15.03%
2021	0.65%	to	0.75%	239	498.83	to	246.32	64,931	0.19%	6.02%	to	5.91%
2020	0.65%	to	0.75%	279	470.52	to	232.57	75,363	0.13%	7.85%	to	7.74%
2019	0.65%	to	0.75%	277	436.28	to	215.86	69,713	2.08%	12.75%	to	12.64%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2023	0.65%	to	0.75%	13,023	2,668.49	to	1,392.78	22,758,692	1.28%	25.18%	to	25.05%
2022	0.65%	to	0.75%	14,041	2,131.78	to	1,113.76	19,520,156	1.18%	-18.84%	to	-18.93%
2021	0.65%	to	0.75%	14,635	2,626.80	to	1,373.76	25,196,036	2.10%	27.53%	to	27.41%
2020	0.65%	to	0.75%	15,654	2,059.71	to	1,078.26	21,226,841	1.87%	17.36%	to	17.24%
2019	0.65%	to	0.75%	16,656	1,755.11	to	919.72	19,183,408	2.04%	30.34%	to	30.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.65%	to	0.75%	1,022	854.08	to	414.87	424,690	0.00%	18.61%	to	18.49%
2022	0.65%	to	0.75%	1,038	720.08	to	350.12	363,446	0.00%	-19.41%	to	-19.49%
2021	0.65%	to	0.75%	1,204	893.53	to	434.89	524,071	0.13%	14.75%	to	14.64%
2020	0.65%	to	0.75%	1,170	778.64	to	379.35	444,245	0.23%	12.09%	to	11.97%
2019	0.65%	to	0.75%	1,140	694.69	to	338.79	386,577	2.04%	22.93%	to	22.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.65%	to	0.75%	776	355.05	to	175.53	136,248	0.00%	7.33%	to	7.22%
2022	0.65%	to	0.75%	832	330.80	to	163.70	136,037	0.00%	-12.76%	to	-12.85%
2021	0.65%	to	0.75%	849	379.19	to	187.84	159,284	0.22%	2.08%	to	1.98%
2020	0.65%	to	0.75%	875	371.44	to	184.18	161,347	0.10%	6.02%	to	5.92%
2019	0.65%	to	0.75%	883	350.34	to	173.89	153,547	2.21%	8.82%	to	8.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.65%	to	0.75%	4,775	597.81	to	293.15	1,876,683	0.00%	13.98%	to	13.87%
2022	0.65%	to	0.75%	5,261	524.48	to	257.45	1,787,567	0.00%	-17.09%	to	-17.18%
2021	0.65%	to	0.75%	5,741	632.62	to	310.83	2,365,639	0.18%	9.60%	to	9.49%
2020	0.65%	to	0.75%	6,432	577.21	to	283.89	2,393,567	0.14%	9.63%	to	9.52%
2019	0.65%	to	0.75%	6,621	526.51	to	259.22	2,232,413	2.26%	16.98%	to	16.87%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.65%	to	0.75%	638	568.80	to	278.58	182,017	6.22%	12.40%	to	12.28%
2022	0.65%	to	0.75%	618	506.07	to	248.11	154,361	5.58%	-12.50%	to	-12.59%
2021	0.65%	to	0.75%	616	578.37	to	283.84	176,906	4.72%	4.28%	to	4.18%
2020	0.65%	to	0.75%	634	554.61	to	272.45	174,426	5.43%	5.33%	to	5.22%
2019	0.65%	to	0.75%	659	526.55	to	258.92	173,299	4.01%	14.00%	to	13.88%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.65%	to	0.75%	696	1,380.98	to	676.37	499,823	1.30%	15.31%	to	15.19%
2022	0.65%	to	0.75%	673	1,197.65	to	587.17	405,564	1.06%	-13.96%	to	-14.04%
2021	0.65%	to	0.75%	920	1,391.94	to	683.10	642,627	1.21%	23.45%	to	23.33%
2020	0.65%	to	0.75%	1,065	1,127.49	to	553.87	605,936	0.92%	12.38%	to	12.27%
2019	0.65%	to	0.75%	1,545	1,003.27	to	493.34	820,852	1.22%	24.84%	to	24.71%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.65%	to	0.75%	1,523	427.48	to	209.37	408,614	5.50%	8.00%	to	7.89%
2022	0.65%	to	0.75%	1,652	395.83	to	194.06	402,303	3.54%	-2.93%	to	-3.02%
2021	0.65%	to	0.75%	1,917	407.77	to	200.11	473,529	5.49%	4.56%	to	4.45%
2020	0.65%	to	0.75%	1,883	390.00	to	191.58	444,682	3.69%	3.39%	to	3.28%
2019	0.65%	to	0.75%	1,789	377.22	to	185.50	393,581	4.80%	8.46%	to	8.35%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2023	0.65%	to	0.75%	1,144	945.58	to	465.91	557,873	1.76%	8.14%	to	8.03%
2022	0.65%	to	0.75%	1,218	874.41	to	431.27	548,776	1.21%	-1.77%	to	-1.87%
2021	0.65%	to	0.75%	1,259	890.16	to	439.48	580,340	1.28%	33.66%	to	33.53%
2020	0.65%	to	0.75%	1,297	665.99	to	329.13	448,780	1.44%	0.84%	to	0.73%
2019	0.65%	to	0.75%	2,323	660.47	to	326.73	798,712	2.69%	26.13%	to	26.00%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.65%	to	0.75%	1,795	337.28	to	168.08	311,543	1.61%	8.29%	to	8.18%
2022	0.65%	to	0.75%	2,822	311.45	to	155.37	452,029	1.23%	-1.66%	to	-1.76%
2021	0.65%	to	0.75%	3,859	316.71	to	158.15	625,675	1.58%	33.84%	to	33.70%
2020	0.65%	to	0.75%	3,309	236.64	to	118.28	404,181	1.45%	18.32%	to	18.28%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	0.75%			401	137.22			55,088	2.32%	4.40%
2022	0.75%			499	131.43			65,584	2.28%	-15.33%
2021	0.75%			523	155.22			81,182	1.93%	-1.77%
2020	0.75%			537	158.02			84,856	2.62%	6.21%
2019	0.75%			556	148.78			82,720	3.00%	8.13%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2023	0.75%			658	219.67			144,597	0.00%	15.59%
2022	0.75%			766	190.05			145,576	0.00%	-15.59%
2021	0.75%			902	225.14			203,077	0.28%	14.89%
2020	0.75%			1,168	195.97			228,891	0.93%	10.84%
2019	0.75%			1,613	176.81			285,190	2.92%	19.32%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2023	0.75%			549	150.53			82,683	0.00%	8.10%
2022	0.75%			528	139.25			73,524	0.00%	-12.63%
2021	0.75%			531	159.37			84,628	0.22%	3.71%
2020	0.75%			534	153.68			82,065	0.25%	6.89%
2019	0.75%			536	143.78			77,065	2.65%	9.95%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2023	0.75%			798	206.37			164,620	0.00%	14.10%
2022	0.75%			786	180.87			142,166	0.00%	-14.72%
2021	0.75%			778	212.10			165,011	0.27%	12.79%
2020	0.75%			764	188.05			143,670	0.86%	9.94%
2019	0.75%			744	171.04			127,257	2.61%	17.44%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2023	0.75%			66	244.31			16,156	0.00%	18.85%
2022	0.75%			65	205.57			13,362	0.00%	-15.87%
2021	0.75%			63	244.34			15,393	0.19%	19.29%
2020	0.75%			61	204.83			12,494	1.16%	11.90%
2019	0.75%			59	183.05			10,800	3.00%	23.22%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2023	0.75%			832	190.65			158,533	0.00%	12.55%
2022	0.75%			883	169.39			149,570	0.00%	-14.25%
2021	0.75%			909	197.53			179,555	0.26%	10.29%
2020	0.75%			915	179.10			163,875	0.70%	8.89%
2019	0.75%			936	164.47			153,947	2.76%	15.43%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.75%			3	196.79			590	0.00%	-15.62%
2021	0.75%			3	233.23			700	0.19%	7.43%
2020	0.75%			3	217.09			651	0.13%	8.59%
2019	0.75%			4	199.92			800	2.14%	14.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.75%			214	136.87			29,303	2.60%	20.56%
2022	0.75%			223	113.53			25,316	3.53%	-15.02%
2021	0.75%			231	133.58			30,858	2.31%	11.56%
2020	0.75%			238	119.74			28,499	0.97%	6.88%
2019	0.75%			246	112.03			27,560	2.39%	18.02%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2023	0.75%			501	155.03			77,716	6.18%	6.60%
2022	0.75%			1,664	145.44			242,014	11.44%	-14.11%
2021	0.75%			243	169.33			41,146	1.92%	-1.47%
2020	0.75%			270	171.84			46,398	2.78%	8.49%
2019	0.75%			298	158.40			47,202	3.25%	9.06%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2023	0.75%			3,746	133.16			498,861	1.91%	14.81%
2022	0.75%			4,572	115.99			530,287	0.00%	-38.39%
2021	0.75%			4,634	188.26			872,388	0.31%	-1.82%
2020	0.75%			6,839	191.75			1,311,375	0.99%	49.91%
2019	0.75%			8,260	127.91			1,056,502	1.26%	32.15%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.65%	to	0.75%	5,115	277.88	to	138.50	957,814	2.64%	14.92%	to	14.81%
2022	0.65%	to	0.75%	6,011	241.80	to	120.63	972,167	3.50%	-6.47%	to	-6.57%
2021	0.65%	to	0.75%	7,171	258.53	to	129.11	1,273,851	3.37%	9.86%	to	9.75%
2020	0.65%	to	0.75%	7,007	235.32	to	117.64	1,129,310	0.00%	17.66%	to	17.64%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.65%	to	0.75%	2,136	1,277.87	to	537.39	1,269,750	5.26%	34.48%	to	34.35%
2022	0.65%	to	0.75%	2,285	950.21	to	400.00	1,008,636	5.09%	-13.05%	to	-13.14%
2021	0.65%	to	0.75%	2,651	1,092.89	to	460.52	1,329,604	0.00%	39.54%	to	39.40%
2020	0.65%	to	0.75%	3,338	783.22	to	330.36	1,181,210	0.00%	29.25%	to	29.12%
2019	0.65%	to	0.75%	3,662	605.98	to	255.86	1,002,765	3.83%	29.68%	to	29.55%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.65%	to	0.75%	7,532	911.53	to	286.65	2,875,723	0.00%	19.80%	to	19.68%
2022	0.65%	to	0.75%	8,148	760.89	to	239.51	2,597,250	0.00%	-38.01%	to	-38.08%
2021	0.65%	to	0.75%	8,417	1,227.50	to	386.78	4,310,638	0.12%	-5.32%	to	-5.42%
2020	0.65%	to	0.75%	9,292	1,296.49	to	408.93	5,066,319	0.00%	59.86%	to	59.70%
2019	0.65%	to	0.75%	10,544	811.03	to	256.06	3,688,902	0.00%	36.36%	to	36.23%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.75%			1,718	306.74			527,075	1.53%	7.82%
2022	0.75%			1,750	284.48			497,843	1.38%	-3.39%
2021	0.75%			1,889	294.46			556,240	0.76%	23.09%
2020	0.75%			1,936	239.22			463,138	2.12%	-1.88%
2019	0.75%			1,944	243.82			473,978	2.25%	22.92%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2023	0.75%			617	324.99			200,481	0.48%	22.47%
2022	0.75%			708	265.35			187,869	0.39%	-17.68%
2021	0.75%			735	322.34			236,922	0.31%	25.62%
2020	0.75%			785	256.59			201,424	0.44%	12.70%
2019	0.75%			825	227.67			187,830	0.66%	27.11%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2021	0.65%			166	333.02			55,277	0.31%	25.99%			****
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2023	0.75%			384	302.26			116,181	0.30%	19.78%
2022	0.75%			425	252.35			107,247	0.39%	-23.53%
2021	0.75%			510	329.97			168,287	0.27%	25.81%
2020	0.75%			760	262.28			199,335	0.74%	12.49%
2019	0.75%			1,103	233.16			257,175	0.75%	25.10%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.65%	to	0.75%	23,950	1,255.14	to	618.44	18,091,502	1.43%	23.08%	to	22.96%
2022	0.65%	to	0.75%	25,588	1,019.77	to	502.97	15,792,465	0.87%	-22.61%	to	-22.68%
2021	0.65%	to	0.75%	27,600	1,317.65	to	650.53	21,970,104	0.54%	29.40%	to	29.27%
2020	0.65%	to	0.75%	26,543	1,018.29	to	503.24	16,816,624	1.32%	18.13%	to	18.01%
2019	0.65%	to	0.75%	29,822	862.03	to	426.44	16,115,883	1.70%	36.72%	to	36.59%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2023	0.75%			5,677	213.17			1,210,171	2.24%	12.04%
2022	0.75%			6,719	190.27			1,278,449	1.47%	-29.05%
2021	0.75%			7,413	268.19			1,988,061	1.01%	45.65%
2020	0.75%			9,952	184.13			1,832,447	1.47%	-6.09%
2019	0.75%			11,151	196.08			2,186,433	1.70%	29.73%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.65%	to	0.75%	2,752	199.04	to	113.54	312,466	4.33%	5.00%	to	4.90%
2022	0.65%	to	0.75%	545	189.55	to	108.24	59,154	2.12%	-6.28%	to	-6.37%
2021	0.75%			561	115.61			64,855	1.04%	-1.33%
2020	0.75%			585	117.17			68,543	1.63%	2.06%
2019	0.75%			600	114.80			68,879	1.38%	3.31%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.65%	to	0.75%	15	324.89	to	204.61	3,312	2.40%	14.81%	to	14.70%
2022	0.65%	to	0.75%	18	282.97	to	178.39	3,420	3.55%	-6.60%	to	-6.69%
2021	0.65%	to	0.75%	21	302.97	to	191.19	4,239	2.28%	9.68%	to	9.57%
2020	0.65%	to	0.75%	31	276.22	to	174.48	5,816	1.36%	4.50%	to	4.39%
2019	0.65%	to	0.75%	536	264.33	to	167.14	90,461	2.01%	11.76%	to	11.65%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2023	0.65%	to	0.75%	19,476	307.70	to	166.34	3,955,693	4.68%	4.07%	to	3.96%
2022	0.65%	to	0.75%	12,830	295.67	to	160.00	2,681,271	1.37%	0.64%	to	0.54%
2021	0.65%	to	0.75%	14,296	293.80	to	159.14	2,959,960	0.00%	-0.65%	to	-0.75%
2020	0.65%	to	0.75%	8,854	295.72	to	160.35	1,736,611	0.26%	-0.41%	to	-0.51%
2019	0.65%	to	0.75%	14,444	296.93	to	161.17	2,667,693	1.65%	1.12%	to	1.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2023	0.65%	to	0.75%	3,878	1,078.99	to	525.82	2,167,941	0.50%	13.22%	to	13.11%
2022	0.65%	to	0.75%	4,852	952.98	to	464.88	2,373,246	0.48%	-19.28%	to	-19.36%
2021	0.65%	to	0.75%	4,613	1,180.61	to	576.50	2,826,731	0.00%	29.92%	to	29.79%
2020	0.65%	to	0.75%	5,834	908.73	to	444.18	2,730,703	0.02%	21.92%	to	21.80%
2019	0.65%	to	0.75%	5,196	745.33	to	364.68	2,019,339	0.08%	24.88%	to	24.75%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.65%	to	0.75%	411	950.99	to	465.77	205,934	0.00%	16.71%	to	16.59%
2022	0.65%	to	0.75%	390	814.85	to	399.49	171,171	0.00%	-30.82%	to	-30.89%
2021	0.65%	to	0.75%	455	1,177.81	to	578.01	284,589	0.00%	9.59%	to	9.48%
2020	0.65%	to	0.75%	492	1,074.72	to	527.95	283,261	0.00%	39.98%	to	39.84%
2019	0.65%	to	0.75%	557	767.79	to	377.55	227,075	0.00%	34.83%	to	34.70%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2023	0.65%	to	0.75%	2,520	994.46	to	484.63	1,399,402	0.42%	16.83%	to	16.71%
2022	0.65%	to	0.75%	2,631	851.21	to	415.23	1,274,714	0.33%	-13.50%	to	-13.59%
2021	0.65%	to	0.75%	2,859	984.11	to	480.54	1,590,911	0.00%	31.07%	to	30.94%
2020	0.65%	to	0.75%	3,043	750.81	to	366.99	1,290,985	0.07%	4.47%	to	4.37%
2019	0.65%	to	0.75%	3,353	718.67	to	351.63	1,348,224	1.06%	18.23%	to	18.12%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2023	0.65%	to	0.75%	834	1,648.00	to	1,012.82	1,130,424	1.33%	7.59%	to	7.48%
2022	0.65%	to	0.75%	877	1,531.77	to	942.33	1,109,947	1.16%	-9.04%	to	-9.13%
2021	0.65%	to	0.75%	946	1,683.99	to	1,037.01	1,318,736	0.79%	21.12%	to	20.99%
2020	0.65%	to	0.75%	1,031	1,390.40	to	857.07	1,195,430	1.11%	9.60%	to	9.49%
2019	0.65%	to	0.75%	1,142	1,268.57	to	782.76	1,226,691	1.09%	28.50%	to	28.38%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	0.65%			7	1,364.53			9,879	0.00%	17.38%
2022	0.65%			8	1,162.46			9,300	0.00%	-29.20%
2021	0.65%			8	1,641.78			13,134	0.00%	12.26%
2020	0.65%			9	1,462.48			13,162	0.00%	39.07%
2019	0.65%			9	1,051.59			9,464	0.00%	31.89%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2023	0.65%	to	0.75%	244	386.70	to	191.78	47,134	0.00%	17.20%	to	17.08%
2022	0.65%	to	0.75%	309	329.95	to	163.80	53,604	0.00%	-29.29%	to	-29.36%
2021	0.65%	to	0.75%	524	466.61	to	231.87	125,726	0.00%	11.99%	to	11.88%
2020	0.65%	to	0.75%	526	416.64	to	207.25	113,828	0.00%	38.80%	to	38.67%
2019	0.65%	to	0.75%	534	300.16	to	149.46	85,083	0.00%	31.62%	to	31.49%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.65%	to	0.75%	986	1,202.14	to	588.78	1,013,781	0.33%	26.08%	to	25.95%
2022	0.65%	to	0.75%	1,176	953.48	to	467.46	963,338	0.43%	-18.98%	to	-19.06%
2021	0.65%	to	0.75%	1,280	1,176.84	to	577.54	1,315,156	0.38%	22.68%	to	22.55%
2020	0.65%	to	0.75%	1,364	959.30	to	471.25	1,148,419	0.61%	18.79%	to	18.67%
2019	0.65%	to	0.75%	1,484	807.57	to	397.11	1,057,242	0.61%	25.07%	to	24.94%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.65%	to	0.75%	1,396	368.96	to	182.73	285,256	4.45%	5.22%	to	5.11%
2022	0.65%	to	0.75%	1,541	350.67	to	173.84	321,649	3.83%	-5.80%	to	-5.89%
2021	0.65%	to	0.75%	1,591	372.26	to	184.73	354,098	2.64%	0.09%	to	-0.01%
2020	0.65%	to	0.75%	1,554	371.93	to	184.75	340,449	2.30%	2.79%	to	2.68%
2019	0.65%	to	0.75%	1,644	361.84	to	179.92	369,830	1.93%	3.01%	to	2.91%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2023	0.75%			4	111.09			420	2.39%	5.42%
2020	0.75%			10	142.77			1,428	7.62%	9.94%
2019	0.75%			53	129.86			6,882	1.96%	6.22%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.75%			5,516	121.96			672,797	3.66%	4.19%
2022	0.75%			2,958	117.05			346,246	1.28%	-6.46%
2021	0.75%			11,646	125.13			1,457,318	0.53%	-1.67%
2020	0.75%			5,083	127.26			646,856	1.22%	2.22%
2019	0.75%			7,573	124.50			942,803	2.60%	3.25%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.65%	to	0.75%	735	391.90	to	194.65	152,960	1.86%	14.92%	to	14.80%
2022	0.65%	to	0.75%	717	341.03	to	169.55	124,483	1.47%	-3.76%	to	-3.85%
2021	0.65%	to	0.75%	732	354.34	to	176.35	133,534	1.19%	26.48%	to	26.35%
2020	0.65%	to	0.75%	731	280.16	to	139.57	106,102	1.67%	5.12%	to	5.01%
2019	0.65%	to	0.75%	728	266.52	to	132.91	100,630	1.86%	29.56%	to	29.43%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2023	0.65%	to	0.75%	531	606.43	to	301.06	198,205	0.00%	43.54%	to	43.40%
2022	0.65%	to	0.75%	568	422.47	to	209.95	147,516	0.00%	-30.95%	to	-31.02%
2021	0.65%	to	0.75%	567	611.86	to	304.37	214,087	0.00%	21.86%	to	21.74%
2020	0.65%	to	0.75%	746	502.10	to	250.02	220,795	0.04%	37.81%	to	37.67%
2019	0.65%	to	0.75%	1,157	364.34	to	181.60	235,149	0.13%	35.86%	to	35.72%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	0.65%	to	0.75%	142	578.75	to	283.46	44,917	0.04%	17.74%	to	17.62%
2022	0.65%	to	0.75%	142	491.54	to	240.99	38,720	1.54%	-15.32%	to	-15.40%
2021	0.65%	to	0.75%	143	580.47	to	284.87	46,056	1.15%	8.12%	to	8.01%
2020	0.65%	to	0.75%	143	536.90	to	263.75	43,169	1.66%	11.37%	to	11.26%
2019	0.65%	to	0.75%	173	482.09	to	237.06	53,017	1.24%	24.34%	to	24.22%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.75%			397	594.69			235,882	0.00%	1.92%
2022	0.75%			564	583.49			329,086	0.00%	-13.34%
2021	0.75%			924	673.29			622,121	0.00%	11.99%
2020	0.75%			956	601.23			574,772	0.00%	28.30%
2019	0.75%			1,580	468.60			740,387	0.00%	27.67%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	0.65%	to	0.75%	1,281	530.73	to	264.37	431,728	5.79%	10.68%	to	10.57%
2022	0.65%	to	0.75%	2,449	479.51	to	239.10	669,931	4.54%	-7.53%	to	-7.62%
2021	0.65%	to	0.75%	1,284	518.55	to	258.82	429,728	4.58%	-4.67%	to	-4.77%
2020	0.65%	to	0.75%	1,645	543.98	to	271.78	552,967	6.86%	8.22%	to	8.11%
2019	0.65%	to	0.75%	2,028	502.67	to	251.40	614,617	0.54%	11.89%	to	11.77%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.65%	to	0.75%	2,606	695.05	to	338.04	1,117,308	3.54%	9.06%	to	8.95%
2022	0.65%	to	0.75%	2,774	637.29	to	310.26	1,099,713	0.27%	-24.86%	to	-24.94%
2021	0.65%	to	0.75%	2,991	848.18	to	413.34	1,624,626	0.92%	-12.44%	to	-12.53%
2020	0.65%	to	0.75%	2,928	968.68	to	472.54	1,826,639	2.02%	16.49%	to	16.37%
2019	0.65%	to	0.75%	3,169	831.55	to	406.05	1,663,769	0.49%	29.75%	to	29.62%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.65%	to	0.75%	712	888.32	to	397.31	394,450	2.73%	-4.21%	to	-4.30%
2022	0.65%	to	0.75%	773	927.34	to	415.17	440,775	1.73%	7.69%	to	7.59%
2021	0.65%	to	0.75%	906	861.10	to	385.90	450,367	0.47%	18.15%	to	18.03%
2020	0.65%	to	0.75%	1,084	728.82	to	326.95	444,833	0.70%	18.34%	to	18.22%
2019	0.65%	to	0.75%	2,980	615.87	to	276.55	923,487	0.00%	11.14%	to	11.03%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2023	0.95%			993	546.05			542,159	2.67%	7.08%
2022	0.95%			1,040	509.95			530,346	2.62%	-1.60%
2021	0.95%			1,187	518.23			615,144	1.93%	24.14%
2020	0.95%			1,237	417.45			516,386	2.75%	2.27%
2019	0.95%			1,179	408.18			481,240	2.51%	23.25%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2023	0.95%	543	157.40	85,463	2.54%	4.58%
2022	0.95%	711	150.50	107,008	2.09%	-14.03%
2021	0.95%	727	175.07	127,277	2.05%	-2.65%
2020	0.95%	679	179.83	122,104	2.26%	6.56%
2019	0.95%	581	168.75	98,045	2.55%	7.65%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2023	0.95%	781	274.65	214,542	4.98%	10.61%
2022	0.95%	796	248.30	197,646	5.09%	-10.22%
2021	0.95%	872	276.56	241,159	4.76%	2.70%
2020	0.95%	1,053	269.29	283,565	5.57%	4.67%
2019	0.95%	1,020	257.27	262,415	5.83%	14.58%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2023	0.95%	1,390	670.41	932,115	1.43%	14.74%
2022	0.95%	1,474	584.29	861,247	1.10%	-19.59%
2021	0.95%	1,580	726.62	1,148,055	1.14%	23.18%
2020	0.95%	1,771	589.88	1,044,677	1.51%	16.96%
2019	0.95%	1,872	504.36	944,170	1.48%	29.64%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2023 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2024

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$35,432	$31,433
Stocks	49	55
Mortgage loans, net of allowance	9,037	8,260
Policy loans	301	216
Derivative assets	937	740
Cash, cash equivalents and short-term investments	1,628	1,256
Securities lending collateral assets	210	94
Other invested assets	1,338	1,156
Total invested assets	$48,932	$43,210
Accrued investment income	416	343
Deferred federal income tax assets, net	175	150
Corporate-owned life insurance	1,032	500
Other assets	316	239
Separate account assets	5,322	3,496
Total admitted assets	$56,193	$47,938

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$43,559	$38,246
Asset valuation reserve	662	521
Funds held under coinsurance	1,753	1,348
Current federal income taxes payable	214	28
Securities lending payable	210	94
Payable for securities	1,182	709
Other liabilities	198	337
Accrued transfers from separate accounts	(139)	(84)
Separate account liabilities	5,322	3,496
Total liabilities	$52,961	$44,695

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$3	$3
Special surplus funds	33	-
Additional paid-in capital	4,759	4,759
Unassigned deficit	(1,563)	(1,519)
Total capital and surplus	$3,232	$3,243
Total liabilities, capital and surplus	$56,193	$47,938

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2023	2022	(As Adjusted) 2021

Revenues
Premiums and annuity considerations	$9,571	$7,282	$5,270
Net investment income	1,451	1,555	2,247
Reserve adjustment on reinsurance ceded	(150)	(158)	(147)
Other revenues	129	298	267
Total revenues	$11,001	$8,977	$7,637

Benefits and expenses
Benefits to policyholders and beneficiaries	$2,992	$2,097	$2,462
Increase in reserves for future policy benefits and claims	5,294	4,312	3,426
Net transfers to separate accounts	1,443	1,104	441
Commissions	1,002	825	725
Other expenses	553	498	490
Total benefits and expenses	$11,284	$8,836	$7,544

(Loss) income before federal income tax expense and net realized capital losses on investments	$(283)	$141	$93
Federal income tax expense	219	5	62

(Loss) income before net realized capital losses on investments	$(502)	$136	$31
Net realized capital losses on investments, net of federal income tax (benefit) expense of $(3), $8 and $25 in 2023, 2022 and 2021, respectively and excluding $(18), $(12) and $(5) of net realized capital losses transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(28)	(39)	(25)
Net (loss) income	$(530)	$97	$6

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in millions) (As Adjusted)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2020	$3	$-	$3,559	$(1,090)	$2,472

Change in reserve on account of change in valuation basis[1]	-	-	-	547	547
Cumulative effect of change in accounting principle[1]	-	-	-	(663)	(663)
Correction of error (see Note 2)	-	-	-	46	46
Balance as of January 1, 2021	$3	$-	$3,559	$(1,160)	$2,402

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net income	-	-	-	6	6
Change in asset valuation reserve	-	-	-	(136)	(136)
Change in deferred income taxes[1]	-	-	-	(38)	(38)
Change in nonadmitted assets	-	-	-	(33)	(33)
Change in net unrealized capital gains and losses, net of tax expense of $12	-	-	-	48	48
Other, net	-	-	-	(35)	(35)
Balance as of December 31, 2021	$3	$-	$3,959	$(1,348)	$2,614

Cumulative effect of change in accounting principle	-	-	-	13	13
Correction of errors (see Note 2)	-	-	-	6	6
Balance as of January 1, 2022	$3	$-	$3,959	$(1,329)	$2,633

Capital contributions from Nationwide Life Insurance Company	-	-	800	-	800
Net income	-	-	-	97	97
Change in asset valuation reserve	-	-	-	(139)	(139)
Change in deferred income taxes	-	-	-	1	1
Change in nonadmitted assets	-	-	-	(66)	(66)
Change in liability for reinsurance in unauthorized companies	-	-	-	(86)	(86)
Change in net unrealized capital gains and losses, net of tax expense of $9	-	-	-	38	38
Other, net	-	-	-	(35)	(35)
Balance as of December 31, 2022	$3	$-	$4,759	$(1,519)	$3,243

Net loss	-	-	-	(530)	(530)
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	195	195
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	33	-	(196)	(163)
Change in liability for reinsurance in unauthorized companies	-	-	-	86	86
Change in net unrealized capital gains and losses, net of tax benefit of $9	-	-	-	(3)	(3)
Other, net[2]	-	-	-	501	501
Balance as of December 31, 2023	$3	$33	$4,759	$(1,563)	$3,232

1

Effective January 1, 2021, the Company elected to apply Ohio Administrative Code 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. At adoption, the decrease in statutory surplus of ($231) million was comprised of $547 million in change in reserve on account of change in valuation basis, ($663) million in cumulative effect of change in accounting principle and ($115) million in change in net deferred income tax.

2

Includes the net impact on surplus related to the October 1, 2023 recapture of the intercompany life insurance reinsurance agreements with Olentangy Reinsurance, LLC and the implementation of the October 1, 2023 intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC as discussed in Note 10.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in millions)	2023	2022	(As Adjusted) 2021

Cash flows from operating activities
Premiums collected, net of reinsurance	$9,627	$7,291	$5,273
Net investment income	1,385	1,526	2,247
Other revenue	1,579	299	309
Policy benefits and claims paid	(3,142)	(2,228)	(2,640)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,548)	(1,307)	(1,203)
Net transfers to separate accounts	(1,498)	(1,052)	(449)
Policyholders’ dividends paid	-	(1)	(1)
Federal income taxes (paid) recovered	(30)	(81)	46
Net cash provided by operating activities	$6,373	$4,447	$3,582

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$1,198	$1,461	$2,512
Stocks	11	8	4
Mortgage loans	705	616	364
Other invested assets and other	546	64	608
Investment proceeds	$2,460	$2,149	$3,488
Cost of investments acquired
Bonds	$(5,195)	$(4,645)	$(5,931)
Stocks	(1)	(7)	(16)
Mortgage loans	(1,455)	(1,596)	(1,016)
Derivative assets	(250)	(45)	(135)
Other invested assets and other	(383)	(1,431)	(361)
Investments acquired	$(7,284)	$(7,724)	$(7,459)
Net increase in policy loans	(85)	(48)	(22)
Net cash used in investing activities	$(4,909)	$(5,623)	$(3,993)

Cash flows from financing activities and miscellaneous sources
Capital contributions from Nationwide Life Insurance Company	$-	$800	$400
Net change in short-term debt	-	(80)	80
Net change in deposits on deposit-type contract funds and other insurance liabilities	(11)	158	370
Purchase of corporate-owned life insurance	(500)	(500)	-
Other cash (used) provided	(581)	(229)	121
Net cash (used in) provided by financing activities and miscellaneous sources	$(1,092)	$149	$971

Net increase (decrease) in cash, cash equivalents and short-term investments	$372	$(1,027)	$560
Cash, cash equivalents and short-term investments at beginning of year	1,256	2,283	1,723
Cash, cash equivalents and short-term investments at end of year	$1,628	$1,256	$2,283
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$373	$367	$531

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance (“COLI”) on a non- participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker- dealers, financial institutions, wirehouses and regional firms, independent marketing organizations and life insurance specialists. Affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, nonadmitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a dormant Vermont domiciled special purpose financial insurance company.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), is an Ohio limited liability company and offers a securities-based lending product. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into the Company, with the Company continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into the Company’s additional paid-in capital and unassigned deficit. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the year ended December 31, 2021, have been adjusted to reflect this merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Prior to October 1, 2023, the Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to the Company’s recapture of the reinsurance agreements.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net (loss) income between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed and permitted practice is shown below:

(in millions)	SSAP #	F/S Page	State of Domicile	2023	December 31, 2022	2021

Net (Loss) Income
Statutory Net (Loss) Income			OH	$(530)	$97	$6
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	201	(17)	(101)
Reserves for indexed annuities	51	4	OH	(161)	707	(250)
Tax impact	101	4	OH	(8)	(145)	189

NAIC SAP				$(498)	$642	$(156)

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed and permitted practices is shown below:

				As of December 31,
(in millions)	SSAP #	F/S Page	State of Domicile	2023	2022

Capital and Surplus
Statutory Capital and Surplus			OH	$3,232	$3,243
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	364	(203)
Reserves for indexed annuities	51	3,4	OH	(251)	(90)
Tax impact	101	2,4	OH	(24)	61
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	-	(67)

NAIC SAP				$3,321	$2,944

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0% and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies and joint ventures. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes COLI, which is held at cash surrender value, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Corporate-owned life insurance:
Variable life insurance[1]	$1,032	$500
Total corporate-owned life insurance	$1,032	$500

1

The investments underlying the variable life insurance policies are 64% cash and short-term investments, 17% real estate, 14% bonds and 5% other invested assets as of December 31, 2023. The investments underlying the variable life insurance policies were 90% cash and short-term investments and 10% bonds as of December 31, 2022.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to the Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes and Correction of Errors

During 2022, the Company modified its approach used to schedule the reversals of its deferred tax asset for policyholder reserves under Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes (“SSAP 101”). Effective January 1, 2022, the Company updated its methodology to include additional data and analysis of reversal patterns driven by policy counts and lapses to calculate the reversal of the deferred tax asset for policyholder reserves. The impact of the change increased the Company’s net admitted deferred tax asset $14 million and $13 million as of December 31, 2022 and January 1, 2022, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $778 million, total liabilities decreased $547 million and capital and surplus decreased $231 million, which included a $663 million increase to unassigned deficit from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLIC that resulted in an overstatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an understatement of net income of $22 million, an understatement of total surplus of $45 million, an understatement of total assets of $44 million and an overstatement of total liabilities of $1 million as of and for the year ended December 31, 2021. The error resulted in an understatement of net income of $16 million and an understatement of total surplus of $16 million as of and for the year ended December 31, 2020. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as an increase to total surplus of $45 million, an increase to total assets of $44 million and a decrease to total liabilities of $1 million as of January 1, 2022.

During 2022, the Company identified and corrected an error in applying the accounting treatment for dynamically hedged derivative instruments under OAC 3901-1-67 at adoption, as discussed above, and through 2021. The error resulted in an overstatement of net income, an overstatement of total surplus and an understatement of total liabilities of $39 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, the total prior period correction was recorded as a decrease to total surplus and an increase to total liabilities of $39 million as of January 1, 2022.

During 2021, the Company identified and corrected an error within the indexed universal life principle-based reserving calculation related to the mortality assumption for substandard risk policies. This resulted in an understatement of net income of $33 million for the year ended December 31, 2020 and overstatement of total liabilities and understatement of surplus of $46 million as of December 31, 2020. In accordance with SSAP No. 3, the total prior period correction was recorded as an increase to unassigned deficit and decrease to total liabilities of $46 million as of January 1, 2021.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $33 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an immaterial increase to statutory capital and surplus as of January 1, 2021.

Reconciliation to Annual Statement

Subsequent to the HLIC 2021 Annual Statement filing, an error was identified in HLIC’s tax reserve calculation as of December 31, 2021. The cumulative impact to the NLAIC post-merger Annual Statement was an overstatement to net income for the year ended December 31, 2022, overstatement of net admitted assets and total liabilities, and an understatement of total surplus, including net income, as of and for the year ended December 31, 2021. All impacts for the year ended December 31, 2022, and as of December 31, 2021, were immaterial. The impacts identified have been adjusted on the statutory statements of admitted assets, liabilities, capital and surplus, statutory statement of operations and statutory statements of changes in capital and surplus as of and for the years ended December 31, 2022 and 2021.

Subsequent Events

The Company evaluated subsequent events through April 8, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$28,460	$-	$28,460	89%
At book value less current surrender charge of 5% or more	939	-	939	3%
At fair value	6	264	270	1%
Total with market value adjustment or at fair value	$29,405	$264	$29,669	93%
At book value without adjustment
(minimal or no charge or adjustment)	2,073	-	2,073	7%
Not subject to discretionary withdrawal	23	-	23	0%
Total, gross	$31,501	$264	$31,765	100%
Less: Reinsurance ceded	(1,855)	-	(1,855)
Total, net	$29,646	$264	$29,910
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$170	$-	$170

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$24,569	$-	$24,569	89%
At book value less current surrender charge of 5% or more	832	-	832	3%
At fair value	6	251	257	1%
Total with market value adjustment or at fair value	$25,407	$251	$25,658	93%
At book value without adjustment
(minimal or no charge or adjustment)	2,046	-	2,046	7%
Not subject to discretionary withdrawal	22	-	22	0%
Total, gross	$27,475	$251	$27,726	100%
Less: Reinsurance ceded	(1,458)	-	(1,458)
Total, net	$26,017	$251	$26,268
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$311	$-	$311
1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
At fair value	$-	$-	$57	$57	2%
Total with market value adjustment or at fair value	$-	$-	$57	$57	2%
At book value without adjustment
(minimal or no charge or adjustment)	10	-	-	10	0%
Not subject to discretionary withdrawal	507	2,651	-	3,158	98%
Total, gross	$517	$2,651	$57	$3,225	100%
Total, net	$517	$2,651	$57	$3,225

December 31, 2022
Subject to discretionary withdrawal:
At fair value	$-	$-	$56	$56	3%
Total with market value adjustment or at fair value	$-	$-	$56	$56	3%
At book value without adjustment
(minimal or no charge or adjustment)	11	-	-	11	1%
Not subject to discretionary withdrawal	260	1,344	-	1,604	96%
Total, gross	$271	$1,344	$56	$1,671	100%
Total, net	$271	$1,344	$56	$1,671

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Total	% of Total
December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$33	$33	5%
Not subject to discretionary withdrawal	571	571	95%
Total, gross	$604	$604	100%
Total, net	$604	$604
December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$45	$45	7%
Not subject to discretionary withdrawal	570	570	93%
Total, gross	$615	$615	100%
Total, net	$615	$615

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$30,154	$26,279
Supplemental contracts with life contingencies, net	9	9
Deposit-type contracts	604	615
Subtotal	$30,767	$26,903
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$2,972	$1,651
Subtotal	$2,972	$1,651
Total annuity actuarial reserves and deposit fund liabilities, net	$33,739	$28,554

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$17	$18	$-	$-	$-
Universal life	340	336	361	-	-	-
Universal life with secondary guarantees	2,727	2,359	7,293	-	-	-
Indexed universal life with secondary guarantees	6,219	4,949	5,522	-	-	-
Other permanent cash value life insurance	-	196	298	-	-	-
Variable life	281	257	546	2,328	2,158	2,158
Subtotal	$9,567	$8,114	$14,038	$2,328	$2,158	$2,158
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,311	-	-	-
Disability - active lives	-	-	66	-	-	-
Disability - disabled lives	-	-	51	-	-	-
Miscellaneous reserves	-	-	228	-	-	-
Total, gross	$9,567	$8,114	$15,694	$2,328	$2,158	$2,158
Less: reinsurance ceded	(412)	(366)	(2,928)	-	-	-
Total, net	$9,155	$7,748	$12,766	$2,328	$2,158	$2,158

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$17	$18	$-	$-	$-
Universal life	343	334	366	-	-	-
Universal life with secondary guarantees	2,608	2,153	6,537	-	-	-
Indexed universal life with secondary guarantees	5,122	3,831	4,537	-	-	-
Other permanent cash value life insurance	-	176	274	-	-	-
Variable life	251	225	490	1,905	1,752	1,713
Subtotal	$8,324	$6,736	$12,222	$1,905	$1,752	$1,713
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,277	-	-	-
Disability - active lives	-	-	56	-	-	-
Disability - disabled lives	-	-	45	-	-	-
Miscellaneous reserves	-	-	226	-	-	-
Total, gross	$8,324	$6,736	$13,826	$1,905	$1,752	$1,713
Less: reinsurance ceded	(440)	(379)	(2,513)	-	-	-
Total, net	$7,884	$6,357	$11,313	$1,905	$1,752	$1,713

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life insurance, net	$12,512	$11,075
Disability - active lives, net	65	54
Disability - disabled lives, net	50	44
Miscellaneous reserves, net	139	140
Subtotal	$12,766	$11,313
Separate accounts annual statement:
Life insurance	$2,158	$1,713
Subtotal	$2,158	$1,713
Total life actuarial reserves, net	$14,924	$13,026

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$320	$-	$307	$-
Life insurance	2,329	-	1,866	-
Pension risk transfer group annuities	2,673	-	1,323	-
Total	$5,322	$-	$3,496	$-

Amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account have been immaterial for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$1,401	$271	$1,672
Reserves
For accounts with assets at:
Fair value	$-	$2,479	$2,479
Amortized cost	2,651	-	2,651
Total reserves[1]	$2,651	$2,479	$5,130
By withdrawal characteristics:
At fair value	$-	$2,479	$2,479
Subtotal	$-	$2,479	$2,479
Not subject to discretionary withdrawal	2,651	-	2,651
Total reserves[1]	$2,651	$2,479	$5,130
1

The total reserves balance does not equal the liabilities related to separate accounts of $5.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $192 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$976	$241	$1,217
Reserves
For accounts with assets at:
Fair value	$-	$2,020	$2,020
Amortized cost	1,344	-	1,344
Total reserves[1]	$1,344	$2,020	$3,364
By withdrawal characteristics:
At fair value	$-	$2,020	$2,020
Subtotal	$-	$2,020	$2,020
Not subject to discretionary withdrawal	1,344	-	1,344
Total reserves[1]	$1,344	$2,020	$3,364
1

The total reserves balance does not equal the liabilities related to separate accounts of $3.5 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $132 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,671	$1,217	$528
Transfers from separate accounts	(237)	(121)	(95)
Net transfers to separate accounts	$1,434	$1,096	$433
Reconciling adjustments:
Exchange accounts offsetting in the general account	9	8	8
Net transfers as reported in the statutory statements of operations	$1,443	$1,104	$441

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$36	$1	$-	$37
States, territories and possessions	469	5	38	436
Political subdivisions	215	1	24	192
Special revenues	1,736	16	145	1,607
Industrial and miscellaneous	28,721	194	2,245	26,670
Loan-backed and structured securities	4,255	17	123	4,149
Total bonds	$35,432	$234	$2,575	$33,091
Common stocks unaffiliated	45	-	-	45
Preferred stocks unaffiliated	4	-	-	4
Total unaffiliated stocks	$49	$-	$-	$49
Total bonds and unaffiliated stocks	$35,481	$234	$2,575	$33,140

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	434	1	48	387
Political subdivisions	207	-	30	177
Special revenues	1,654	6	215	1,445
Industrial and miscellaneous	26,188	32	3,174	23,046
Loan-backed and structured securities	2,949	4	187	2,766
Total bonds	$31,433	$43	$3,654	$27,822
Common stocks unaffiliated	52	-	-	52
Preferred stocks unaffiliated	3	-	-	3
Total unaffiliated stocks	$55	$-	$-	$55
Total bonds and unaffiliated stocks	$31,488	$43	$3,654	$27,877

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$591	$584
Due after one year through five years	9,767	9,502
Due after five years through ten years	8,960	8,307
Due after ten years	11,859	10,549
Total bonds excluding loan-backed and structured securities	$31,177	$28,942
Loan-backed and structured securities	4,255	4,149
Total bonds	$35,432	$33,091

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	5	-	305	38	310	38
Political subdivisions	11	-	153	24	164	24
Special revenues	37	-	1,238	145	1,275	145
Industrial and miscellaneous	760	39	21,011	2,297	21,771	2,336
Loan-backed and structured securities	261	2	2,044	122	2,305	124
Total bonds	$1,074	$41	$24,752	$2,626	$25,826	$2,667
Common stocks unaffiliated	-	-	-	-	-	-
Total bonds and unaffiliated stocks	$1,074	$41	$24,752	$2,626	$25,826	$2,667

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	255	37	47	11	302	48
Political subdivisions	147	23	-	-	147	23
Special revenues	1,282	$200	31	12	1,313	$212
Industrial and miscellaneous	19,685	2,570	2,482	747	22,167	3,317
Loan-backed and structured securities	1,766	123	824	64	2,590	187
Total bonds	$23,136	$2,953	$3,384	$834	$26,520	$3,787
Common stocks unaffiliated	-	-	8	2	8	2
Total bonds and unaffiliated stocks	$23,136	$2,953	$3,392	$836	$26,528	$3,789

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,037	$8,315
Valuation allowance:
Non-specific reserves[2]	$-	$55
Total valuation allowance[1]	$-	$55
Mortgage loans, net of allowance	$9,037	$8,260

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgement, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $6 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,684	$15	$3,699	$3,659	$40	$3,699
Industrial	2,108	-	2,108	2,108	-	2,108
Office	1,023	79	1,102	1,102	-	1,102
Retail	1,724	12	1,736	1,736	-	1,736
Other	286	27	313	313	-	313
Total[1]	$8,825	$133	$8,958	$8,918	$40	$8,958
Weighted average DSC ratio	2.20	1.34	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	73%	59%

December 31, 2022
Apartment	$3,293	$-	$3,293	$3,261	$32	$3,293
Industrial	1,765	-	1,765	1,765	-	1,765
Office	1,075	109	1,184	1,184	-	1,184
Retail	1,629	28	1,657	1,646	12	1,658
Other	244	78	322	302	19	321
Total[1]	$8,006	$215	$8,221	$8,158	$63	$8,221
Weighted average DSC ratio	2.18	1.72	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	84%	60%
1	Excludes $79 million and $94 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 24.0% and 22.0% in a geographic region in the U.S., respectively, and no more than 1.0% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 and 2022 were 12.0% and 4.8% and 11.0% and 2.8%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78.0% and 88.0%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $246 million and $113 million as of December 31, 2023 and 2022, respectively. The Company held $210 million and $94 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets was $210 million and $94 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $215 million and $96 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $42 million and $22 million in non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	(As Adjusted) 2021
Bonds	$1,397	$1,122	$1,011
Mortgage loans	345	310	281
Policy loans	13	8	7
Derivative instruments[1]	(356)	88	929
Other	102	68	58
Gross investment income	$1,501	$1,596	$2,286
Investment expenses	(50)	(41)	(39)
Net investment income	$1,451	$1,555	$2,247

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $416 million and $343 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	(As Adjusted) 2021
Gross gains on sales	$7	$6	$6
Gross losses on sales	(25)	(39)	(11)
Net realized losses on sales	$(18)	$(33)	$(5)
Other-than-temporary impairments	(31)	(10)	-
Total net realized capital losses	$(49)	$(43)	$(5)
Tax benefit (expense) on net losses	3	(8)	(25)
Net realized capital losses, net of tax	$(46)	$(51)	$(30)
Less: Realized losses transferred to the IMR	(18)	(12)	(5)
Net realized capital losses, net of tax and transfers to the IMR	$(28)	$(39)	$(25)

For the year ended December 31, 2023, the gross realized gains and gross realized losses on sales of bonds were $5 million and $24 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $2 million and $26 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $5 million and $11 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $501 million and $495 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $10 million and $163 million of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2023 and 2022, there was $151 million and $131 million of outstanding commitments to purchase bonds, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Cross currency swaps	$1,871	$87	$136	$(15)	$1
Options	46,984	833	1,196	-	-
Total return swaps	192	-	-	-	-
Futures	252	-	-	-	-
Total derivatives[1]	$49,299	$920	$1,332	$(15)	$1

December 31, 2022
Cross currency swaps	$1,797	$139	$221	$(6)	$2
Options	35,783	575	404	(7)	-
Total return swaps	226	-	-	-	-
Futures	341	-	-	-	-
Total derivatives[1]	$38,147	$714	$625	$(13)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $1.1 billion and $630 million of cash collateral and held $296 million and $0 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $13 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $10 million and $18 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Unrealized (losses) gains recorded in capital and surplus
	December 31,
(in millions)	2023	2022	2021
Cross-currency swaps	$(52)	$131	$64
Total	$(52)	$131	$64

There were no realized gains or losses recorded in operations for the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$3	$-	$3
Preferred stocks unaffiliated	-	-	4	4
Common stocks unaffiliated	-	45	-	45
Separate account assets	2,650	-	-	2,650
Assets at fair value	$2,650	$48	$4	$2,702

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2022	$3
Net gains (losses):
In surplus	1
Purchases	1
Sales	(1)
Balance as of December 31, 2023	$4

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$1	$-	$1
Preferred stocks unaffiliated	-	-	3	3
Common stocks unaffiliated	8	44	-	52
Separate account assets	2,173	-	-	2,173
Assets at fair value	$2,181	$45	$3	$2,229

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2022:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2021	$3
Net gains (losses):
In surplus	1
Sales	(1)
Balance as of December 31, 2022	$3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets
Bonds	$37	$26,817	$6,234	$33,088	$35,429
Mortgage loans, net of allowance	-	-	7,904	7,904	9,037
Policy loans	-	-	301	301	301
Derivative assets	-	136	1,196	1,332	937
Cash, cash equivalents and short-term investments	5	1,623	-	1,628	1,628
Separate account assets	80	1,606	986	2,672	2,672
Securities lending collateral assets	210	-	-	210	210
Total assets	$332	$30,182	$16,621	$47,135	$50,214
Liabilities
Investment contracts	$-	$-	$560	$560	$556
Derivative liabilities	-	15	-	15	17
Total liabilities	$-	$15	$560	$575	$573

December 31, 2022
Assets
Bonds	$1	$23,436	$4,384	$27,821	$31,432
Mortgage loans, net of allowance	-	-	7,183	7,183	8,260
Policy loans	-	-	216	216	216
Derivative assets	-	221	404	625	740
Cash, cash equivalents and short-term investments	726	530	-	1,256	1,256
Separate account assets	19	853	394	1,266	1,323
Securities lending collateral assets	94	-	-	94	94
Total assets	$840	$25,040	$12,581	$38,461	$43,321
Liabilities
Investment contracts	$-	$-	$559	$559	$556
Derivative liabilities	-	6	7	13	25
Total liabilities	$-	$6	$566	$572	$581

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$544	15	559
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$544	$15	$559
Less: Deferred tax assets nonadmitted	330	-	330
Net admitted deferred tax assets	$214	$15	$229
Less: Deferred tax liabilities	38	16	54
Net admitted deferred tax assets	$176	$(1)	$175

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$504	15	519
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$504	$15	$519
Less: Deferred tax assets nonadmitted	162	-	162
Net admitted deferred tax assets	$342	$15	$357
Less: Deferred tax liabilities	195	12	207
Net admitted deferred tax assets	$147	$3	$150

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$559	$519	$40
Total deferred tax liabilities	(54)	(207)	153
Net deferred tax assets	$505	$312	$193
Less: Tax effect of unrealized gains and losses			9
Less: Tax effect of change in accounting principle			(11)
Change in deferred income tax			$195

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$2	$2
Adjusted gross deferred tax assets expected to be realized[1]	168	5	173
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	46	8	54
Admitted deferred tax assets	$214	$15	$229

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$5	$5
Adjusted gross deferred tax assets expected to be realized[1]	143	2	145
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	199	8	207
Admitted deferred tax assets	$342	$15	$357
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $459 million and $464 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3.1 billion as of December 31, 2023 and 2022. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 654% and 710% as of December 31, 2023 and 2022, respectively.

The Company did not leverage tax planning strategies for the years ended December 31, 2023 and 2022.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$206	$222	$(16)
Investments	43	44	(1)
Deferred acquisition costs	268	219	49
Fixed assets	18	10	8
Receivables - nonadmitted	4	3	1
Other	5	6	(1)
Subtotal	$544	$504	$40
Nonadmitted	(330)	(162)	(168)
Admitted ordinary deferred tax assets	$214	$342	$(128)
Capital:
Investments	15	15	-
Subtotal	$15	$15	$-
Admitted capital deferred tax assets	$15	$15	$-
Admitted deferred tax assets	$229	$357	$(128)
Deferred tax liabilities
Ordinary:
Investments	$(13)	$(13)	$-
Deferred and uncollected premium	(8)	(13)	5
Future policy benefits and claims	(13)	(19)	6
Permitted practice trust assets	-	(146)	146
Other	(4)	(4)	-
Subtotal	$(38)	$(195)	$157
Capital:
Investments	(16)	(12)	(4)
Subtotal	$(16)	$(12)	$(4)
Deferred tax liabilities	$(54)	$(207)	$153
Net deferred tax assets	$175	$150	$25

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to (loss) income before tax as follows, for the years ended:

		December 31,
(in millions)	2023	2022	(As Adjusted) 2021
Current income tax expense	$216	$13	$87
Change in deferred income tax (without tax on unrealized gains and losses)	(195)	(1)	38
Total income tax expense reported	$21	$12	$125

(Loss) income before income and capital gains taxes	$(314)	$110	$93
Federal statutory tax rate	21%	21%	21%
Expected income tax (benefit) expense at statutory tax rate	$(66)	$23	$20
Increase (decrease) in actual tax reported resulting from:
Initial ceding commission and expense allowance	104	(7)	(7)
Dividends received deduction	-	(2)	(1)
Deferred tax benefit on nonadmitted assets	(1)	1	1
Tax adjustment for IMR	(4)	(2)	(1)
Tax credits	(1)	(1)	(1)
Disregarded entity adjustment	(2)	-	(1)
Change in reserve valuation basis	-	-	115
Nondeductible expenses	(9)	-	-
Total income tax expense reported	$21	$12	$125

The Company incurred an immaterial amount in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating Loss carry-forwards	$1	2022	2026

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Assignment Company
AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Co. of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Financial Corporation	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Lone Star General Agency, Inc.	Scottsdale Indemnity Company
National Casualty Company	Scottsdale Insurance Company
Nationwide Advantage Mortgage Company	Scottsdale Surplus Lines Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	Veterinary Pet Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria Select Insurance Company
Nationwide Corporation	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an applicable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short- term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $25 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $553 million as of December 31, 2023 and 2022, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $1.8 billion (3.1% of total admitted assets) as of December 31, 2023 and $1.2 billion (2.5% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Reinsurance

Prior to the October 1, 2023 recapture, the Company had an intercompany reinsurance agreement with Olentangy whereby the Company ceded a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that included Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members had joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL would exit the Reinsurance Pool and Olentangy would become solely liable. The Company had recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which was being amortized into operations in future periods as earnings emerge from the business reinsured. Upon recapture, the remaining unamortized balance of $142 million was fully amortized into operations. Amounts ceded to Olentangy under the reinsurance agreement prior to recapture during 2023, 2022 and 2021 included premiums of $44 million, $65 million and $95 million, respectively, benefits and claims of $51 million, $82 million and $82 million, respectively, and net investment earnings on funds withheld assets of $38 million, $50 million and $51 million, respectively. The recapture settlement included payment from Olentangy of $1.2 billion, equal to the funds withheld balance as of October 1, 2023 in accordance with the reinsurance agreement, which was recorded as a reduction to the inception-to-date ceded premiums of $1.9 billion and commissions and expense allowances on reinsurance ceded of $700 million. In order for the Company to record a reinsurance reserve credit of $1.9 billion as of December 31, 2022 for the ceded block, the Company withheld assets for the benefit of the Reinsurance Pool with a carrying value and fair value of the funds withheld assets of $1.2 billion and $1.0 billion, respectively. The Reinsurance Pool had also established a trust account for the benefit of the Company which had a fair value of $726 million as of December 31, 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective October 1, 2023, the Company entered into an intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC (“Eagle”) whereby certain universal life insurance and term life insurance policies are ceded on a coinsurance with funds withheld basis. Eagle, an affiliated wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company. Eagle paid the Company $853 million as settlement of the initial reinsurance transaction on October 1, 2023. The Company recognized $179 million of this settlement in the statutory statements of operations as commissions and expense allowances on reinsurance ceded, equal to the amount of current federal income tax, with the remaining $674 million included in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2023 (inclusive of the initial settlement) included premiums of $2.3 billion, benefits and claims of $30 million and net investment earnings on funds withheld assets of $15 million. In order for the Company to record a reinsurance reserve credit of $2.3 billion as of December 31, 2023 for the ceded block, the Company is holding assets in funds withheld for the benefit of Eagle with a carrying value and fair value of $1.4 billion and $1.3 billion, respectively. Eagle was granted a permitted practice from the Department to record an excess of loss reinsurance recoverable from an unaffiliated reinsurer of $853 million as of December 31, 2023 as an admitted asset qualifying as other security under Actuarial Guideline 48 for the benefit of the Company. Amounts receivable from Eagle related to the reinsurance agreement was $4 million as of December 31, 2023.

The Company has entered into a 100% coinsurance agreement with funds withheld with Eagle to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The Company has recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2023, 2022 and 2021 included premiums of $158 million, $112 million and $80 million, respectively, and net investment earnings on funds withheld assets of $10 million, $6 million and $7 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets was $328 million and $190 million, respectively, which consists of bonds and cash equivalents and equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded was $1.8 billion and $1.4 billion, respectively. Amounts receivable from Eagle related to the reinsurance agreement was $24 million as of December 31, 2023, and amounts payable to Eagle related to the reinsurance agreement was $30 million as of December 31, 2022.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts recoverable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums ceded under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $489 million and $557 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $68 million as of December 31, 2023 and 2022, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $27 million and $11 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling$160 million and $138 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $116 million.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $1.5 billion and $1.3 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company an immaterial amount for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $961 million and $530 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $782 million and $464 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2023 and 2022, there were no outstanding borrowings from affiliated entities at any given time. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

On December 15, 2023, the Company received a total distribution of $80 million from Olentangy that was declared on December 12, 2023, and consisted of a return of contributed surplus of $67 million and a dividend of $13 million.

During 2023, there were no capital contributions received from NLIC. During 2024, the Company received additional capital contributions of $100 million from NLIC. During 2022 and 2021, the Company received capital contributions of $800 million and $400 million, respectively, from NLIC.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988, are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2023 and 2022 were immaterial.

During 2023 and 2022, the Company paid capital contributions of $5 million to NWSBL. During 2024, the Company paid an additional capital contribution of $5 million to NWSBL. The entire investment in NWSBL was nonadmitted as of December 31, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2022, NTC had an outstanding borrowing of $100 million at an interest rate of 1-month LIBOR plus 0.88% with a maturity date of March 23, 2023. Upon maturity on March 23, 2023, the outstanding balance was repaid and a $180 million replacement agreement was entered into with a draw amount of $95 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 21, 2024. As of December 31, 2023, NTC had an outstanding borrowing of $90 million. Upon maturity on March 21, 2024, the outstanding balance was repaid and a $180 million replacement agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 20, 2025. The outstanding borrowing on this note is $90 million as of the subsequent event date.

The Company and NWSBL have entered into a $550 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $550 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2022, NWSBL had an outstanding borrowing of $550 million. On March 1, 2023, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had an outstanding balance of $550 million. On February 28, 2024, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. The outstanding balance on this note is $550 million as of the subsequent event date.

On December 22, 2021, the Company and NLIC entered into a short-term loan where the Company borrowed $80 million from NLIC. The Company repaid the short-term loan in full on January 4, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $40 million and $21 million as of December 31, 2023 and 2022, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. During the years ended 2023, 2022 and 2021, the Company did not pay any dividends to NLIC. The Company’s surplus as regards policyholders as of December 31, 2023 was $3.2 billion and statutory net loss for 2023 was $530 million. Due to the Company’s unassigned deficit as of December 31, 2023, any dividend paid by the Company in 2024 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023 (in millions):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$36	$37	$36
U.S. Government and agencies	17	17	17
Obligations of states and political subdivisions	2,146	1,987	2,146
Foreign governments	289	265	289
Public utilities	4,437	4,076	4,418
All other corporate, mortgage-backed and asset-backed securities	28,590	26,709	28,526
Total fixed maturity securities	$35,515	$33,091	$35,432
Equity securities:
Common stocks:
Industrial, miscellaneous and all other	45	45	45
Nonredeemable preferred stocks	2	4	4
Total equity securities	$47	$49	$49
Mortgage loans	9,037		9,037
Cash, cash equivalents and short-term investments	1,628		1,628
Policy loans	301		301
Other long-term investments[1]	2,445		2,445
Total invested assets	$48,973		$48,892
1

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $40 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life insurance in force	$267,086	$(94,561)	$-	$172,525	-
Life insurance premiums	$2,879	$(623)	$-	$2,256	-

2022
Life insurance in force	$242,505	$(70,213)	$-	$172,292	-
Life insurance premiums	$2,639	$(220)	$-	$2,419	-

(As Adjusted)
2021
Life insurance in force	$223,341	$(68,768)	$-	$154,573	-
Life insurance premiums	$2,293	$(224)	$-	$2,069	-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021 (in millions):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

2022
Valuation allowances - mortgage loans	$48	$7	$-	$-	$55
Valuation allowances - net deferred tax assets	-	-	-	-	-

2021
Valuation allowances - mortgage loans	$54	$(6)	$-	$-	$48
Valuation allowances - net deferred tax assets	-	-	-	-	-
1

Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2023, 2022 and 2021 was $175 million, $150 million and $206 million, respectively.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.